UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of July 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (94.7%)[1]
Australia (4.5%)
	Computershare Ltd.	1,514,826	18,281
	Mirvac Group	10,014,243	16,752
	Iluka Resources Ltd.	1,921,351	15,566
	Amcor Ltd.	1,617,810	15,485
	Ansell Ltd.	686,695	12,056
*	Asaleo Care Ltd.	6,011,653	10,000
	Incitec Pivot Ltd.	3,205,064	8,771
*	Recall Holdings Ltd.	1,113,498	5,303
*	Transpacific Industries Group Ltd.	3,672,792	3,653
	Tox Free Solutions Ltd.	1,100,503	3,326
	Challenger Ltd.	437,509	3,240
	Nufarm Ltd.	773,889	3,093
*	Spotless Group Holdings Ltd.	1,404,229	2,414
	SAI Global Ltd.	424,988	1,915
*	Karoon Gas Australia Ltd.	475,075	1,581
	Super Retail Group Ltd.	171,280	1,491
*	Qantas Airways Ltd.	1,112,851	1,364
	Domino's Pizza Enterprises Ltd.	31,179	620
			124,911
Austria (1.2%)
	Andritz AG	477,150	25,827
	Schoeller-Bleckmann Oilfield Equipment AG	28,695	3,413
	Kapsch TrafficCom AG	85,000	3,338
	Zumtobel AG	56,373	1,159
			33,737
Belgium (0.4%)
	D'ieteren SA	104,786	4,421
	Cie d'Entreprises CFE	43,672	4,283
	Ackermans & van Haaren NV	29,405	3,563
			12,267
Brazil (0.4%)
	BR Properties SA	1,412,388	8,734
	Magazine Luiza SA	899,395	3,548
			12,282
Canada (0.1%)
	Pacific Rubiales Energy Corp.	114,180	2,184
*	Niko Resources Ltd.	6,173	11
			2,195
China (1.7%)
*,2 Tianhe Chemicals Group Ltd.		31,192,000	9,820
^	Baoxin Auto Group Ltd.	9,677,000	7,793
	E-House China Holdings Ltd. ADR	668,100	7,329
	Dah Chong Hong Holdings Ltd.	10,202,000	6,228
	Yuexiu Transport Infrastructure Ltd.	6,028,000	3,980
*	WuXi PharmaTech Cayman Inc. ADR	119,145	3,671
	Shenzhou International Group Holdings Ltd.	909,000	2,862
	Haitian International Holdings Ltd.	1,107,000	2,593

* Shanghai Fosun Pharmaceutical Group Co. Ltd.	700,270	2,306
* Luye Pharma Group Ltd.	1,711,000	1,488
		48,070
Denmark (4.0%)
* Jyske Bank A/S	430,000	24,402
* Auriga Industries A/S Class B	407,539	21,896
* OW Bunker A/S	630,000	17,956
GN Store Nord A/S	685,000	17,509
Matas A/S	671,441	17,034
DSV A/S	158,137	4,994
H Lundbeck A/S	199,096	4,563
SimCorp A/S	95,000	3,078
		111,432
Finland (0.2%)
Vaisala Oyj	125,000	3,662
Tikkurila Oyj	76,052	1,922
		5,584
France (4.3%)
Groupe Eurotunnel SA	1,940,000	25,674
Rubis SCA	300,000	18,013
^ Korian-Medica	416,838	15,138
Eurofins Scientific SE	45,000	13,417
Montupet	195,000	12,123
* Naturex	85,120	7,186
Lectra	600,000	6,441
Euler Hermes Group	47,000	5,485
Imerys SA	62,516	4,882
Eurazeo SA	41,845	3,145
Wendel SA	23,160	3,038
* Inside Secure SA	402,004	2,267
* SOITEC	465,503	1,420
		118,229
Germany (5.8%)
MTU Aero Engines AG	290,000	24,949
Freenet AG	850,000	22,429
XING AG	165,000	17,828
Sartorius AG Preference Shares	145,000	17,324
* Tom Tailor Holding AG	890,000	17,255
Tipp24 SE	190,000	9,187
RIB Software AG	605,000	8,840
CTS Eventim AG & Co. KGaA	287,864	8,423
* Suss Microtec AG	583,034	6,480
Grenkeleasing AG	53,527	5,553
SHW AG	110,000	5,336
SAF-Holland SA	368,808	5,085
Rheinmetall AG	61,389	3,721
* BRAAS Monier Building Group SA	111,718	2,927
DMG MORI SEIKI AG	74,065	2,262
STRATEC Biomedical AG	42,114	2,196
ElringKlinger AG	58,910	2,125
		161,920

Greece (0.1%)
Eurobank Properties Real Estate Investment Co.	157,381	1,995

Hong Kong (1.6%)
Techtronic Industries Co.	8,419,500	25,235
* Johnson Electric Holdings Ltd.	2,472,625	9,531
Yue Yuen Industrial Holdings Ltd.	2,613,500	8,734
		43,500
India (3.9%)
* Gujarat Pipavav Port Ltd.	15,036,675	36,136
Idea Cellular Ltd.	9,629,587	24,831
Cipla Ltd.	2,245,129	16,853
* Apollo Hospitals Enterprise Ltd.	679,257	11,328
Shriram Transport Finance Co. Ltd.	720,522	10,632
Multi Commodity Exchange of India Ltd.	509,658	6,800
McLeod Russel India Ltd.	435,081	2,011
		108,591
Indonesia (0.5%)
Matahari Department Store Tbk PT	5,043,500	6,275
Ciputra Property Tbk PT	73,359,500	4,749
Gajah Tunggal Tbk PT	12,783,890	1,985
		13,009
Ireland (5.0%)
Glanbia plc	2,000,000	30,770
Smurfit Kappa Group plc	1,400,000	30,382
Paddy Power plc	250,000	17,653
Grafton Group plc	1,500,000	14,537
* Dalata Hotel Group plc	2,956,507	12,095
FBD Holdings plc	580,000	11,113
IFG Group plc	3,312,005	7,427
* Origin Enterprises plc	530,000	5,939
* Irish Continental Group plc	1,600,000	5,702
* Irish Residential Properties REIT plc	3,302,682	4,499
		140,117
Italy (4.7%)
* Maire Tecnimont SPA	7,500,000	19,721
* Sorin SPA	7,000,000	19,222
* Banca Popolare dell'Emilia Romagna SC	2,156,250	18,230
Amplifon SPA	2,579,805	15,411
Prysmian SPA	580,000	12,333
* Cerved Information Solutions SPA	1,640,000	10,317
Credito Emiliano SPA	1,104,521	9,269
* FinecoBank Banca Fineco SPA	1,116,169	5,859
^ Beni Stabili SPA	5,012,578	4,070
* Anima Holding SPA	542,440	3,215
* Ei Towers SPA	54,765	2,948
^ DiaSorin SPA	63,312	2,533
MARR SPA	125,000	2,068
Banca Generali SPA	73,638	2,057
^ Immobiliare Grande Distribuzione	1,272,423	1,855
Salvatore Ferragamo SPA	39,385	1,083
		130,191
Japan (20.6%)
Nitta Corp.	710,900	17,201
NEC Networks & System Integration Corp.	699,300	17,129

Eagle Industry Co. Ltd.	889,300	16,248
Koito Manufacturing Co. Ltd.	579,700	15,884
Tsuruha Holdings Inc.	258,335	14,830
Kureha Corp.	2,646,000	14,112
JSP Corp.	811,300	14,018
Arcs Co. Ltd.	657,900	13,898
Tokai Tokyo Financial Holdings Inc.	1,969,200	13,711
^ Kuroda Electric Co. Ltd.	827,400	13,695
Trusco Nakayama Corp.	531,900	13,381
Nihon Parkerizing Co. Ltd.	567,300	12,523
Hitachi High-Technologies Corp.	457,400	12,270
Aica Kogyo Co. Ltd.	562,000	12,115
Daibiru Corp.	1,050,100	11,588
Kissei Pharmaceutical Co. Ltd.	486,500	11,575
Plenus Co. Ltd.	471,300	10,990
Ai Holdings Corp.	577,500	10,683
Lintec Corp.	510,300	10,412
Nabtesco Corp.	451,200	10,194
Musashi Seimitsu Industry Co. Ltd.	410,460	10,028
Nippon Densetsu Kogyo Co. Ltd.	606,000	9,667
Mitsui Sugar Co. Ltd.	2,509,000	9,608
^ Modec Inc.	372,700	9,319
Glory Ltd.	258,700	8,625
Nippon Soda Co. Ltd.	1,568,000	8,556
Asahi Diamond Industrial Co. Ltd.	557,500	8,159
Unipres Corp.	352,600	7,618
Hitachi Transport System Ltd.	502,700	7,606
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,318,495	7,385
Sumitomo Real Estate Sales Co. Ltd.	253,800	7,359
Obara Group Inc.	165,400	7,328
Takasago International Corp.	1,510,000	7,198
SCSK Corp.	259,300	7,171
Hoshizaki Electric Co. Ltd.	140,055	7,131
Tsutsumi Jewelry Co. Ltd.	265,500	6,781
Nippon Shinyaku Co. Ltd.	236,000	6,739
OBIC Business Consultants Ltd.	203,300	6,254
Shinsei Bank Ltd.	2,858,235	6,044
^ Message Co. Ltd.	150,080	5,858
Yamato Kogyo Co. Ltd.	178,220	5,793
^ Yushin Precision Equipment Co. Ltd.	217,700	5,438
Shionogi & Co. Ltd.	243,915	5,266
Zenkoku Hosho Co. Ltd.	206,355	5,238
Kakaku.com Inc.	307,035	5,196
Hitachi Metals Ltd.	319,140	5,190
^ Zuiko Corp.	100,160	5,187
GLP J-Reit	4,627	5,157
Asahi Intecc Co. Ltd.	123,235	5,111
IHI Corp.	1,010,245	4,672
Nichi-iko Pharmaceutical Co. Ltd.	312,800	4,568
Kumiai Chemical Industry Co. Ltd.	665,000	4,313
Nikkiso Co. Ltd.	347,280	4,107
Mitsubishi Gas Chemical Co. Inc.	625,865	4,067
THK Co. Ltd.	167,655	4,035
Denyo Co. Ltd.	260,270	3,955
CyberAgent Inc.	107,710	3,611
Yaskawa Electric Corp.	271,375	3,537
IBJ Leasing Co. Ltd.	129,165	3,449

^	Ferrotec Corp.	455,800	3,432
^	Tokyo Tomin Bank Ltd.	288,625	3,413
	Iida Group Holdings Co. Ltd.	221,885	3,306
^	Digital Garage Inc.	201,240	3,209
	Icom Inc.	130,500	3,209
	Makino Milling Machine Co. Ltd.	389,220	3,152
	DMG Mori Seiki Co. Ltd.	231,915	2,949
	Tenma Corp.	180,900	2,829
	Exedy Corp.	88,700	2,619
	Sanwa Holdings Corp.	362,265	2,554
^	Yumeshin Holdings Co. Ltd.	261,995	2,483
^	Internet Initiative Japan Inc.	112,885	2,477
	Japan Petroleum Exploration Co.	65,015	2,459
	Aeon Mall Co. Ltd.	97,540	2,286
^	Jamco Corp.	123,300	2,232
	Yokogawa Electric Corp.	172,505	2,173
	Nippon Shokubai Co. Ltd.	162,805	2,087
	Nafco Co. Ltd.	121,200	2,080
	Jaccs Co. Ltd.	422,645	2,079
	TPR Co. Ltd.	81,400	1,906
	Tokyo Steel Manufacturing Co. Ltd.	293,100	1,758
	Shizuoka Gas Co. Ltd.	264,150	1,740
	Nippon Thompson Co. Ltd.	349,000	1,669
	Pocket Card Co. Ltd.	194,070	1,401
	Ichiyoshi Securities Co. Ltd.	103,505	1,274
^	Joyful Honda Co. Ltd.	25,680	988
	Nihon Nohyaku Co. Ltd.	67,895	731
			571,276
Luxembourg (0.6%)
*	Stabilus SA	165,000	5,501
	Samsonite International SA	1,494,600	4,632
*	Reinet Investments SCA	184,285	4,225
*,2 O'Key Group SA GDR		210,597	1,980
			16,338
Malaysia (0.3%)
	Bursa Malaysia Bhd.	3,806,300	9,900

Mexico (0.1%)
	Grupo Sanborns SAB de CV	989,180	1,636

Netherlands (1.2%)
	Delta Lloyd NV	1,144,304	26,432
	USG People NV	284,162	3,925
	Sligro Food Group NV	55,300	2,212
			32,569
New Zealand (0.4%)
	Fletcher Building Ltd.	1,475,159	11,354

Norway (2.1%)
*	Storebrand ASA	5,300,000	29,447
	Borregaard ASA	3,048,903	20,502
	Kongsberg Gruppen AS	266,261	6,080
	Petroleum Geo-Services ASA	178,348	1,515
			57,544
Singapore (1.7%)
	UOL Group Ltd.	2,322,000	12,302

Mapletree Industrial Trust	8,651,880	9,724
First Resources Ltd.	4,598,000	8,296
* Vard Holdings Ltd.	8,494,000	7,357
Jardine Cycle & Carriage Ltd.	118,000	4,385
Noble Group Ltd.	3,588,155	4,062
		46,126
South Africa (0.1%)
Gold Fields Ltd.	426,713	1,682

South Korea (2.3%)
Hankook Tire Co. Ltd.	408,362	22,352
^ Halla Visteon Climate Control Corp.	363,090	17,905
^ Sung Kwang Bend Co. Ltd.	386,521	7,446
BS Financial Group Inc.	372,253	5,945
CJ O Shopping Co. Ltd.	11,145	4,264
Green Cross Corp.	28,276	3,345
Lotte Chemical Corp.	9,632	1,624
Samsung Securities Co. Ltd.	25,110	1,184
		64,065
Spain (0.3%)
* Applus Services SA	575,000	9,255

Sweden (2.9%)
Intrum Justitia AB	920,000	28,152
Loomis AB Class B	770,000	22,881
* Bufab Holding AB	1,155,594	9,970
Byggmax Group AB	857,648	6,981
Opus Group AB	2,577,981	5,077
Concentric AB	212,452	2,803
Haldex AB	207,447	2,728
* Seamless Distribution AB	350,000	1,278
		79,870
Switzerland (4.4%)
Helvetia Holding AG	70,000	34,109
EFG International AG	1,560,000	18,608
Orior AG	200,000	12,527
Clariant AG	480,000	8,936
Interroll Holding AG	13,400	8,373
*,^ Dufry AG	47,143	8,073
Kuoni Reisen Holding AG	23,636	7,996
Gategroup Holding AG	238,374	6,032
Partners Group Holding AG	16,986	4,258
Ascom Holding AG	270,000	3,951
Tecan Group AG	34,420	3,901
Schweizerische National-Versicherungs-Gesellschaft AG	30,000	2,669
OC Oerlikon Corp. AG	128,808	1,738
		121,171
Taiwan (1.1%)
Giant Manufacturing Co. Ltd.	2,374,000	19,472
CTCI Corp.	3,710,000	6,139
Chroma ATE Inc.	1,851,000	4,906
Yungtay Engineering Co. Ltd.	369,000	941
		31,458
Thailand (0.6%)
Hemaraj Land and Development PCL	78,955,100	9,141

LPN Development PCL	12,974,800	8,855
		17,996
United Arab Emirates (0.4%)
* Lamprell plc	3,937,500	10,064

United Kingdom (17.2%)
Grainger plc	4,915,405	17,803
DCC plc	275,000	15,690
Millennium & Copthorne Hotels plc	1,400,000	13,820
IG Group Holdings plc	1,341,208	13,778
Telecom Plus plc	560,000	13,142
WS Atkins plc	575,000	12,893
Dechra Pharmaceuticals plc	1,100,000	12,854
Ashtead Group plc	850,000	12,751
Kier Group plc	414,636	12,213
Elementis plc	2,682,931	12,189
* Kennedy Wilson Europe Real Estate plc	650,399	11,669
Premier Oil plc	2,000,000	10,839
Inchcape plc	1,000,000	10,801
Daily Mail & General Trust plc	760,000	10,715
Berendsen plc	600,000	10,582
Persimmon plc	500,000	10,531
CSR plc	1,100,000	9,784
Ricardo plc	875,000	9,481
John Wood Group plc	725,000	9,138
Photo-Me International plc	3,750,000	9,132
Investec plc	1,050,000	9,082
London Stock Exchange Group plc	275,000	8,970
Soco International plc	1,237,140	8,956
* SSP Group plc	2,226,437	8,636
Berkeley Group Holdings plc	184,107	7,579
* EnQuest plc	3,250,000	7,415
Spirit Pub Co. plc	5,998,575	7,395
Senior plc	1,650,000	7,300
A.G.BARR plc	650,000	7,262
QinetiQ Group plc	2,000,000	6,970
* Findel plc	1,600,365	6,882
* SuperGroup plc	400,000	6,869
Redrow plc	1,563,146	6,452
Halma plc	675,000	6,399
SIG plc	2,250,000	6,338
N Brown Group plc	862,917	6,270
Domino Printing Sciences plc	600,000	6,222
Direct Line Insurance Group plc	1,288,016	6,183
Bodycote plc	525,000	6,136
Micro Focus International plc	415,384	5,944
* Pets at Home Group plc	1,795,078	5,404
Mears Group plc	683,290	5,353
HomeServe plc	1,048,841	5,299
Tyman plc	1,032,464	5,003
Hansteen Holdings plc	2,681,541	4,778
Eco Animal Health Group plc	1,608,166	4,709
* LMS Capital plc	3,097,813	4,521
* Just Retirement Group plc	1,871,468	4,373
Booker Group plc	1,995,759	4,200
Hays plc	2,039,563	4,181
Savills plc	403,853	4,047

Crest Nicholson Holdings plc		655,039	3,875
Domino's Pizza Group plc		398,423	3,672
Fenner plc		620,547	3,567
Hunting plc		221,531	3,243
James Fisher & Sons plc		145,372	3,221
* B&M European Value Retail SA		689,093	3,159
Michael Page International plc		424,270	3,049
De La Rue plc		244,243	3,004
Henderson Group plc		720,373	2,945
Big Yellow Group plc		299,654	2,531
Keller Group plc		172,218	2,518
UNITE Group plc		356,481	2,440
* Ophir Energy plc		516,242	1,872
*,2 TSB Banking Group plc		344,568	1,664
* Thomas Cook Group plc		788,038	1,621
Chemring Group plc		296,109	1,013
Ultra Electronics Holdings plc		12,836	383
			478,710
Total Common Stocks (Cost $2,115,462)			2,629,044
	Coupon
Temporary Cash Investments (7.3%)[1]
Money Market Fund (6.5%)
[3,4] Vanguard Market Liquidity Fund	0.118%	181,116,000	181,116

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.5%)
Goldman Sachs & Co.
(Dated 7/31/14, Repurchase Value
$13,200,000, collateralized by Federal
National Mortgage Assn. 3.393%-5.000%,
and 3/1/41-4/1/41, Federal Home Loan
Mortgage Corp. 2.437%-5.000%, 6/1/25-
1/1/42, with a value of $13,464,000)	0.080%	8/1/14	13,200	13,200

U.S. Government and Agency Obligations (0.3%)
[5,6] Federal Home Loan Bank Discount Notes	0.090%	8/6/14	800	800
[5,6] Federal Home Loan Bank Discount Notes	0.080%	9/5/14	2,000	2,000
5 Federal Home Loan Bank Discount Notes	0.080%	10/8/14	1,600	1,600
[5,6] Federal Home Loan Bank Discount Notes	0.090%	10/15/14	5,000	4,999
				9,399
Total Temporary Cash Investments (Cost $203,714)				203,715
Total Investments (102.0%) (Cost $2,319,176)				2,832,759
Other Assets and Liabilities-Net (-2.0%)[4]				(55,694)
Net Assets (100%)				2,777,065

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,416,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 4.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $13,464,000, representing 0.5% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $49,251,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

International Explorer Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	27,113	2,601,931	—
Temporary Cash Investments	181,116	22,599	—
Futures Contracts—Liabilities[1]	(481)	—	—
Forward Currency Contracts—Assets	—	133	—
Forward Currency Contracts—Liabilities	—	(933)	—
Total	207,748	2,623,730	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward

International Explorer Fund

currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	September 2014	251	31,548	1,366
Dow Jones EURO STOXX 50 Index	September 2014	578	24,121	(896)
S&P ASX 200 Index	September 2014	102	13,205	589
FTSE 100 Index	September 2014	91	10,267	(60)
				999

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2014 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/17/14	JPY	3,678,334	USD	36,108	(338)
Bank of America NA	9/24/14	EUR	16,045	USD	21,793	(304)
Bank of America NA	9/23/14	AUD	20,196	USD	18,735	(40)
UBS AG	9/23/14	AUD	10,126	USD	9,457	(84)
Bank of America NA	9/24/14	GBP	5,259	USD	8,908	(33)
UBS AG	9/17/14	JPY	528,470	USD	5,188	(49)
BNP Paribas	9/24/14	EUR	2,395	USD	3,258	(50)
BNP Paribas	9/24/14	GBP	749	USD	1,285	(21)
UBS AG	9/24/14	EUR	528	USD	719	(12)
UBS AG	9/24/14	GBP	143	USD	244	(2)

International Explorer Fund

Deutsche Bank AG	9/17/14	USD	10,461	JPY	1,066,620	88
Bank of America NA	9/23/14	USD	6,156	AUD	6,604	43
Bank of America NA	9/17/14	USD	321	JPY	32,786	2
						(800)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At July 31, 2014, the cost of investment securities for tax purposes was $2,342,102,000. Net unrealized appreciation of investment securities for tax purposes was $490,657,000, consisting of unrealized gains of $574,516,000 on securities that had risen in value since their purchase and $83,859,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)[1]
Consumer Discretionary (18.3%)
Six Flags Entertainment Corp.	1,319,855	50,445
* O'Reilly Automotive Inc.	292,500	43,875
Williams-Sonoma Inc.	602,633	40,419
Brunswick Corp.	846,125	34,124
* MGM Resorts International	1,205,400	32,353
Marriott International Inc.	496,100	32,103
BorgWarner Inc.	482,504	30,036
Advance Auto Parts Inc.	219,800	26,620
Carter's Inc.	341,225	26,124
Lennar Corp. Class A	678,820	24,594
Cheesecake Factory Inc.	570,250	24,452
VF Corp.	381,380	23,367
* Dollar General Corp.	387,526	21,403
* Norwegian Cruise Line Holdings Ltd.	639,150	20,951
Interpublic Group of Cos. Inc.	998,580	19,682
Ralph Lauren Corp. Class A	118,865	18,526
* Fossil Group Inc.	188,000	18,424
Tractor Supply Co.	284,900	17,712
Hanesbrands Inc.	180,670	17,653
Wyndham Worldwide Corp.	223,275	16,868
Harley-Davidson Inc.	219,700	13,582
Abercrombie & Fitch Co.	267,850	10,537
Best Buy Co. Inc.	314,080	9,338
Tiffany & Co.	73,225	7,148
		580,336
Consumer Staples (4.4%)
Keurig Green Mountain Inc.	403,597	48,141
Mead Johnson Nutrition Co.	395,500	36,165
Church & Dwight Co. Inc.	533,300	34,227
* Hain Celestial Group Inc.	258,831	22,130
		140,663
Energy (3.8%)
* FMC Technologies Inc.	486,200	29,561
* Whiting Petroleum Corp.	251,900	22,290
* Concho Resources Inc.	141,200	19,881
Helmerich & Payne Inc.	170,033	18,068
Cabot Oil & Gas Corp.	462,630	15,244
Range Resources Corp.	197,100	14,899
		119,943
Financials (11.7%)
Lazard Ltd. Class A	832,155	43,522
Synovus Financial Corp.	1,686,291	39,712
Intercontinental Exchange Inc.	205,985	39,594
* Affiliated Managers Group Inc.	183,490	36,560
LPL Financial Holdings Inc.	592,014	28,109
SEI Investments Co.	738,450	26,451
* E*TRADE Financial Corp.	1,204,888	25,327
* Portfolio Recovery Associates Inc.	395,800	23,336

PrivateBancorp Inc.	778,925	22,433
Invesco Ltd.	526,758	19,822
Assured Guaranty Ltd.	855,875	19,103
* Signature Bank	162,484	18,587
* Popular Inc.	474,005	15,121
First Horizon National Corp.	1,120,125	13,195
		370,872
Health Care (16.9%)
* Actavis plc	227,070	48,652
Thermo Fisher Scientific Inc.	375,825	45,663
* BioMarin Pharmaceutical Inc.	613,495	37,926
* Sirona Dental Systems Inc.	468,600	37,582
* Catamaran Corp.	661,450	30,089
Perrigo Co. plc	196,025	29,492
* Cerner Corp.	509,675	28,134
* IDEXX Laboratories Inc.	213,794	26,613
HealthSouth Corp.	668,831	25,636
* Salix Pharmaceuticals Ltd.	181,725	23,971
* HMS Holdings Corp.	1,271,238	23,404
Techne Corp.	227,800	21,258
* Bruker Corp.	928,175	21,097
* Medivation Inc.	259,500	19,263
* ICON plc	364,165	18,864
* Covance Inc.	215,350	18,072
* MEDNAX Inc.	277,000	16,393
Zoetis Inc.	485,100	15,965
* Mettler-Toledo International Inc.	59,895	15,401
* Align Technology Inc.	268,100	14,534
* Incyte Corp.	206,575	9,827
* Alexion Pharmaceuticals Inc.	48,400	7,695
		535,531
Industrials (17.1%)
* United Rentals Inc.	514,045	54,437
Manpowergroup Inc.	681,150	53,055
* Stericycle Inc.	405,090	47,659
Equifax Inc.	597,765	45,484
* Old Dominion Freight Line Inc.	427,400	27,131
Fastenal Co.	572,835	25,405
Fortune Brands Home & Security Inc.	666,800	25,198
* Hertz Global Holdings Inc.	880,300	24,842
TransDigm Group Inc.	144,100	24,197
* IHS Inc. Class A	183,875	24,156
Flowserve Corp.	326,040	24,140
Nordson Corp.	313,475	23,564
AMETEK Inc.	449,700	21,896
* Swift Transportation Co.	1,030,305	21,070
Waste Connections Inc.	422,240	19,989
Alaska Air Group Inc.	399,125	17,550
* WESCO International Inc.	213,229	16,736
Robert Half International Inc.	329,500	16,030
* Verisk Analytics Inc. Class A	244,460	14,678
* Genesee & Wyoming Inc. Class A	136,720	13,635
		540,852
Information Technology (17.8%)
* Vantiv Inc. Class A	1,925,312	63,112
* Gartner Inc.	524,985	35,919

*	NXP Semiconductor		569,950	35,536
*	Red Hat Inc.		611,300	35,529
	FactSet Research Systems Inc.		287,600	34,549
*	ANSYS Inc.		365,672	28,135
*	Cognizant Technology Solutions Corp. Class A		552,120	27,081
*	Akamai Technologies Inc.		454,700	26,836
*	PTC Inc.		724,855	26,066
*	Guidewire Software Inc.		587,200	23,782
*	Genpact Ltd.		1,251,422	22,025
*	FleetCor Technologies Inc.		159,798	21,220
*	Trimble Navigation Ltd.		670,030	20,704
*	Pandora Media Inc.		795,100	19,973
	Amphenol Corp. Class A		176,700	16,993
*	NeuStar Inc. Class A		600,727	16,736
*	IPG Photonics Corp.		244,500	16,467
*	Informatica Corp.		513,900	16,301
*	F5 Networks Inc.		139,150	15,667
	Avago Technologies Ltd. Class A		224,175	15,553
*	CoStar Group Inc.		101,779	14,629
*	Electronics For Imaging Inc.		282,840	12,465
*	Fortinet Inc.		351,400	8,627
*,^ 3D Systems Corp.			151,900	7,615
*	SolarWinds Inc.		34,314	1,412
				562,932
Materials (2.4%)
	Airgas Inc.		247,312	26,442
	International Flavors & Fragrances Inc.		251,200	25,369
	Cytec Industries Inc.		240,900	24,295
				76,106
Other (0.3%)
^,2 Vanguard Mid-Cap Growth ETF			100,223	9,413

Telecommunication Services (2.2%)
*	SBA Communications Corp. Class A		657,925	70,352

Total Common Stocks (Cost $2,455,222)				3,007,000
		Coupon
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.6%)
[3,4] Vanguard Market Liquidity Fund		0.118%	175,909,461	175,909

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.060%	8/1/14	2,000	2,000
[5,6] Federal Home Loan Bank Discount Notes		0.080%	9/24/14	2,700	2,700
					4,700
Total Temporary Cash Investments (Cost $180,609)					180,609
Total Investments (100.6%) (Cost $2,635,831)					3,187,609
Other Assets and Liabilities-Net (-0.6%)[4]					(20,115)
Net Assets (100%)					3,167,494
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,553,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.5% and 4.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $5,017,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,500,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,007,000	—	—
Temporary Cash Investments	175,909	4,700	—
Futures Contracts—Liabilities[1]	(1,088)	—	—
Total	3,181,821	4,700	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Midcap 400 Index	September 2014	365	49,925	(1,167)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $2,635,831,000. Net unrealized appreciation of investment securities for tax purposes was $551,778,000, consisting of unrealized gains of $594,776,000 on securities that had risen in value since their purchase and $42,998,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (89.0%)[1]
Consumer Discretionary (10.5%)
Hanesbrands Inc.	2,421,300	236,585
Delphi Automotive plc	2,976,500	198,830
Royal Caribbean Cruises Ltd.	3,289,525	196,220
L Brands Inc.	2,599,200	150,676
* Murphy USA Inc.	1,414,300	69,895
* News Corp. Class A	1,543,275	27,239
Lamar Advertising Co. Class A	530,350	26,597
Interpublic Group of Cos. Inc.	1,207,850	23,807
Staples Inc.	1,678,225	19,451
* TRW Automotive Holdings Corp.	187,990	19,229
Omnicom Group Inc.	262,075	18,343
Dana Holding Corp.	412,350	9,228
Kohl's Corp.	167,100	8,946
International Game Technology	506,350	8,572
* News Corp. Class B	262,500	4,518
		1,018,136
Consumer Staples (3.2%)
Reynolds American Inc.	2,734,200	152,705
Lorillard Inc.	2,492,500	150,747
Kellogg Co.	133,225	7,971
		311,423
Energy (9.1%)
Murphy Oil Corp.	3,182,525	197,730
^ Seadrill Ltd.	3,689,300	133,774
* WPX Energy Inc.	6,469,194	133,071
^ Golar LNG Ltd.	2,059,008	126,856
Helmerich & Payne Inc.	1,077,000	114,442
Noble Corp. plc	2,610,316	81,886
Superior Energy Services Inc.	780,425	26,222
Nabors Industries Ltd.	735,000	19,963
Baker Hughes Inc.	255,800	17,591
Rowan Cos. plc Class A	453,375	13,837
Valero Energy Corp.	237,000	12,040
		877,412
Financials (26.7%)
Discover Financial Services	3,296,000	201,254
Host Hotels & Resorts Inc.	9,118,800	198,243
CIT Group Inc.	3,684,400	180,941
Capital One Financial Corp.	2,261,600	179,888
Fifth Third Bancorp	8,640,750	176,962
Ameriprise Financial Inc.	1,346,800	161,077
XL Group plc Class A	4,856,751	156,582
New York Community Bancorp Inc.	9,681,700	153,745
Willis Group Holdings plc	2,930,500	119,418
People's United Financial Inc.	7,696,800	111,757
* Genworth Financial Inc. Class A	8,526,617	111,699
First Niagara Financial Group Inc.	11,362,000	97,713
Corporate Office Properties Trust	2,881,600	81,751

CNA Financial Corp.	2,165,344	80,919
Navient Corp.	4,618,000	79,430
Unum Group	1,990,890	68,347
Validus Holdings Ltd.	1,851,000	67,617
Everest Re Group Ltd.	412,012	64,237
SLM Corp.	4,618,000	40,915
American National Insurance Co.	254,722	27,765
Progressive Corp.	969,875	22,734
Voya Financial Inc.	515,415	19,122
Axis Capital Holdings Ltd.	422,300	18,222
Hospitality Properties Trust	583,800	16,679
Invesco Ltd.	369,500	13,904
Legg Mason Inc.	277,525	13,168
Symetra Financial Corp.	409,825	9,344
Synovus Financial Corp.	395,821	9,322
Regions Financial Corp.	914,425	9,272
KeyCorp	684,150	9,263
Primerica Inc.	200,709	9,249
Webster Financial Corp.	316,750	9,081
Endurance Specialty Holdings Ltd.	168,575	8,916
Allstate Corp.	150,025	8,769
Comerica Inc.	173,475	8,719
EPR Properties	158,850	8,562
Assurant Inc.	133,820	8,479
PartnerRe Ltd.	80,775	8,430
Hartford Financial Services Group Inc.	240,100	8,202
		2,579,697
Health Care (8.1%)
Omnicare Inc.	3,448,200	215,512
Cigna Corp.	2,207,382	198,753
Cardinal Health Inc.	2,690,400	192,767
St. Jude Medical Inc.	2,331,700	152,003
Becton Dickinson and Co.	158,050	18,372
Aetna Inc.	105,800	8,203
		785,610
Industrials (15.1%)
Stanley Black & Decker Inc.	2,177,800	190,449
Joy Global Inc.	3,192,000	189,158
Eaton Corp. plc	2,338,800	158,851
SPX Corp.	1,489,000	147,605
Owens Corning	3,819,427	130,051
KBR Inc.	5,221,650	107,879
* AerCap Holdings NV	2,322,811	101,344
Pentair plc	1,562,500	100,109
* Air France-KLM ADR	7,538,085	81,637
* JetBlue Airways Corp.	7,389,729	79,218
Xylem Inc.	1,942,700	68,558
Parker Hannifin Corp.	189,850	21,823
Terex Corp.	480,650	16,587
Masco Corp.	670,125	13,939
* AECOM Technology Corp.	399,500	13,563
URS Corp.	233,255	13,359
Con-way Inc.	174,443	8,609
Regal-Beloit Corp.	113,625	7,987
Actuant Corp. Class A	216,600	6,992
		1,457,718

	Information Technology (9.8%)
*	Micron Technology Inc.			10,000,000	305,500
	CA Inc.			6,314,900	182,374
	Total System Services Inc.			5,576,278	178,441
*	Ingram Micro Inc.			3,995,509	114,671
	Avnet Inc.			740,191	31,332
*	Arrow Electronics Inc.			459,675	26,638
*	Celestica Inc.			2,167,602	23,258
*	Flextronics International Ltd.			1,992,825	20,706
*	ON Semiconductor Corp.			2,007,050	17,180
	Jabil Circuit Inc.			675,925	13,492
	Corning Inc.			644,025	12,655
	Western Digital Corp.			94,250	9,409
*	Tech Data Corp.			145,734	9,151
					944,807
	Materials (2.6%)
	Yamana Gold Inc.			17,360,246	147,909
	Rockwood Holdings Inc.			942,087	74,368
*	New Gold Inc.			3,106,670	19,075
	Ashland Inc.			81,000	8,477
*	Coeur Mining Inc.			825,000	6,435
					256,264
	Other (0.3%)
	^,2 Vanguard Mid-Cap Value ETF			334,800	28,351

	Utilities (3.6%)
	Pinnacle West Capital Corp.			2,184,600	116,854
	Xcel Energy Inc.			2,947,480	90,782
	CenterPoint Energy Inc.			2,595,717	63,128
	Exelon Corp.			1,425,096	44,292
	NRG Energy Inc.			796,234	24,652
	FirstEnergy Corp.			272,225	8,496
					348,204
	Total Common Stocks (Cost $6,280,424)				8,607,622
		Coupon
	Temporary Cash Investments (11.4%)[1]
	Money Market Fund (11.3%)
	[3,4] Vanguard Market Liquidity Fund	0.118%	1,087,451,516		1,087,452

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
	[5,6] Fannie Mae Discount Notes	0.060%	8/27/14	500	500
	[5,6] Fannie Mae Discount Notes	0.080%	9/3/14	2,000	2,000
7	Federal Home Loan Bank Discount Notes	0.075%	8/6/14	500	500
	[6,7] Federal Home Loan Bank Discount Notes	0.060%	8/13/14	1,000	1,000
	[6,7] Federal Home Loan Bank Discount Notes	0.060%	8/15/14	1,800	1,800
	[6,7] Federal Home Loan Bank Discount Notes	0.078%	10/1/14	5,000	4,999
					10,799
	Total Temporary Cash Investments (Cost $1,098,251)				1,098,251
	Total Investments (100.4%) (Cost $7,378,675)				9,705,873
	Other Assets and Liabilities-Net (-0.4%)[4]				(37,662)
	Net Assets (100%)				9,668,211

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,763,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 91.2% and 9.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $38,633,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $9,899,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,607,622	—	—
Temporary Cash Investments	1,087,452	10,799	—
Futures Contracts—Liabilities[1]	(4,406)	—	—
Total	9,690,668	10,799	—
1 Represents variation margin on the last day of the reporting period.

Selected Value Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Midcap 400 Index	September 2014	742	101,491	(2,291)
E-mini S&P 500 Index	September 2014	490	47,158	(991)
S&P 500 Index	September 2014	91	43,789	(79)
E-mini Russell 2000 Index	September 2014	162	18,090	(682)
				(4,043)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $7,378,675,000. Net unrealized appreciation of investment securities for tax purposes was $2,327,198,000, consisting of unrealized gains of $2,506,184,000 on securities that had risen in value since their purchase and $178,986,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (3.8%)
Dow Chemical Co.	1,777,573	90,781
EI du Pont de Nemours & Co.	1,349,947	86,815
LyondellBasell Industries NV Class A	650,592	69,125
Freeport-McMoRan Inc.	1,524,511	56,742
Air Products & Chemicals Inc.	310,982	41,034
International Paper Co.	636,119	30,216
Nucor Corp.	465,025	23,354
Newmont Mining Corp.	731,554	18,223
RPM International Inc.	195,301	8,628
Avery Dennison Corp.	140,253	6,621
Steel Dynamics Inc.	311,181	6,600
Huntsman Corp.	238,599	6,215
Compass Minerals International Inc.	48,808	4,198
^ Cliffs Natural Resources Inc.	224,247	3,913
Olin Corp.	112,516	2,990
Commercial Metals Co.	152,204	2,624
Tronox Ltd. Class A	90,791	2,410
Innophos Holdings Inc.	32,015	1,935
A Schulman Inc.	42,931	1,706
Koppers Holdings Inc.	25,664	925
* Veritiv Corp.	12,087	483
		465,538
Consumer Goods (13.1%)
Procter & Gamble Co.	3,993,015	308,740
Coca-Cola Co.	6,133,632	240,990
PepsiCo Inc.	2,236,491	197,035
Philip Morris International Inc.	2,328,642	190,972
Altria Group Inc.	2,952,536	119,873
Ford Motor Co.	5,656,947	96,281
Kimberly-Clark Corp.	553,457	57,488
Kraft Foods Group Inc.	864,742	46,337
General Mills Inc.	902,631	45,267
Lorillard Inc.	532,078	32,180
Reynolds American Inc.	457,509	25,552
Kellogg Co.	362,134	21,667
Stanley Black & Decker Inc.	228,040	19,942
Genuine Parts Co.	225,856	18,705
ConAgra Foods Inc.	620,112	18,684
Mattel Inc.	497,317	17,617
Dr Pepper Snapple Group Inc.	289,597	17,017
Clorox Co.	190,551	16,553
Coach Inc.	402,713	13,918
Autoliv Inc.	137,633	13,696
Molson Coors Brewing Co. Class B	200,246	13,523
Campbell Soup Co.	266,898	11,100
Hasbro Inc.	170,647	8,526
Ingredion Inc.	99,531	7,328
Leggett & Platt Inc.	204,782	6,717

Flowers Foods Inc.	256,387	4,894
Tupperware Brands Corp.	65,841	4,792
Scotts Miracle-Gro Co. Class A	52,591	2,798
HNI Corp.	63,036	2,228
B&G Foods Inc.	78,922	2,215
Cosan Ltd.	182,100	2,198
Vector Group Ltd.	101,387	2,081
Steelcase Inc. Class A	132,994	2,008
Universal Corp.	34,056	1,769
Schweitzer-Mauduit International Inc.	42,474	1,734
Snyder's-Lance Inc.	67,612	1,677
MDC Holdings Inc.	53,342	1,439
Knoll Inc.	61,984	1,042
Superior Industries International Inc.	32,751	613
National Presto Industries Inc.	7,568	485
		1,597,681
Consumer Services (5.9%)
Wal-Mart Stores Inc.	2,382,763	175,324
McDonald's Corp.	1,454,148	137,504
Time Warner Cable Inc.	408,197	59,229
Target Corp.	927,043	55,243
Las Vegas Sands Corp.	596,892	44,081
Sysco Corp.	854,479	30,496
Omnicom Group Inc.	379,731	26,577
Wynn Resorts Ltd.	119,580	25,495
Carnival Corp.	612,096	22,170
Kohl's Corp.	284,841	15,250
H&R Block Inc.	398,168	12,793
Best Buy Co. Inc.	406,751	12,093
Safeway Inc.	338,486	11,664
Staples Inc.	960,127	11,128
Gannett Co. Inc.	336,084	10,997
Darden Restaurants Inc.	193,938	9,067
GameStop Corp. Class A	168,176	7,058
International Game Technology	362,696	6,141
KAR Auction Services Inc.	203,058	5,952
Cablevision Systems Corp. Class A	279,755	5,377
Six Flags Entertainment Corp.	139,873	5,346
Cinemark Holdings Inc.	153,202	5,025
Cracker Barrel Old Country Store Inc.	32,438	3,145
American Eagle Outfitters Inc.	266,443	2,840
Hillenbrand Inc.	91,410	2,747
Meredith Corp.	54,321	2,494
Guess? Inc.	93,708	2,437
Regal Entertainment Group Class A	118,504	2,306
DineEquity Inc.	25,581	2,073
^ Arcos Dorados Holdings Inc. Class A	190,447	1,954
Rent-A-Center Inc.	77,846	1,864
Copa Holdings SA Class A	12,210	1,854
Bob Evans Farms Inc.	38,415	1,825
^ Buckle Inc.	35,000	1,558
National CineMedia Inc.	88,318	1,418
Cato Corp. Class A	34,696	1,071
CTC Media Inc.	87,490	846
Weis Markets Inc.	18,408	785
Stage Stores Inc.	38,426	692
Harte-Hanks Inc.	59,373	390

Speedway Motorsports Inc.	20,107	351
Matthews International Corp. Class A	26	1
		726,661
Financials (12.3%)
Wells Fargo & Co.	7,769,524	395,469
JPMorgan Chase & Co.	5,581,759	321,900
PNC Financial Services Group Inc.	780,714	64,456
Prudential Financial Inc.	681,555	59,275
BlackRock Inc.	183,776	56,002
ACE Ltd.	498,090	49,859
Travelers Cos. Inc.	510,486	45,719
Marsh & McLennan Cos. Inc.	809,930	41,120
BB&T Corp.	1,055,432	39,072
Aflac Inc.	641,431	38,319
CME Group Inc.	463,304	34,257
Fifth Third Bancorp	1,255,833	25,719
Invesco Ltd.	636,103	23,937
Principal Financial Group Inc.	433,339	21,528
M&T Bank Corp.	168,032	20,416
Western Union Co.	791,487	13,827
Huntington Bancshares Inc.	1,216,580	11,947
FNF Group	403,459	10,938
Navient Corp.	629,191	10,822
Willis Group Holdings plc	260,911	10,632
Arthur J Gallagher & Co.	230,333	10,365
New York Community Bancorp Inc.	620,946	9,861
Cincinnati Financial Corp.	208,398	9,590
Lazard Ltd. Class A	152,468	7,974
PartnerRe Ltd.	74,171	7,740
People's United Financial Inc.	455,842	6,619
Axis Capital Holdings Ltd.	148,894	6,425
Cullen/Frost Bankers Inc.	77,796	6,066
PacWest Bancorp	141,708	5,905
SLM Corp.	623,304	5,522
Old Republic International Corp.	351,967	5,065
First Niagara Financial Group Inc.	496,110	4,267
BankUnited Inc.	136,512	4,265
FirstMerit Corp.	238,712	4,201
Validus Holdings Ltd.	111,128	4,060
Umpqua Holdings Corp.	231,465	3,916
Hancock Holding Co.	120,558	3,911
ProAssurance Corp.	89,221	3,893
Federated Investors Inc. Class B	133,139	3,757
Hanover Insurance Group Inc.	64,745	3,743
Bank of Hawaii Corp.	63,197	3,614
Fulton Financial Corp.	283,987	3,220
Endurance Specialty Holdings Ltd.	60,602	3,205
Janus Capital Group Inc.	276,431	3,149
Glacier Bancorp Inc.	108,708	2,879
FNB Corp.	229,386	2,821
United Bankshares Inc.	85,262	2,735
Valley National Bancorp	283,166	2,713
Susquehanna Bancshares Inc.	263,246	2,680
Iberiabank Corp.	38,593	2,532
Capitol Federal Financial Inc.	211,156	2,471
* FNFV Group	134,725	2,204
Home Loan Servicing Solutions Ltd.	100,334	2,147

Trustmark Corp.	89,258	2,056
CVB Financial Corp.	131,719	2,014
BOK Financial Corp.	30,316	2,008
Mercury General Corp.	40,328	1,985
Old National Bancorp	146,819	1,964
Kemper Corp.	56,555	1,957
Community Bank System Inc.	54,123	1,907
Greenhill & Co. Inc.	38,863	1,779
Westamerica Bancorporation	36,203	1,731
National Penn Bancshares Inc.	166,476	1,715
Northwest Bancshares Inc.	137,659	1,707
Horace Mann Educators Corp.	59,321	1,700
* Blackhawk Network Holdings Inc. Class B	58,539	1,633
NBT Bancorp Inc.	63,714	1,489
CNA Financial Corp.	39,526	1,477
Boston Private Financial Holdings Inc.	116,547	1,455
Provident Financial Services Inc.	84,755	1,416
American National Insurance Co.	12,600	1,373
First Financial Bancorp	84,047	1,373
Park National Corp.	17,947	1,352
Renasant Corp.	46,051	1,308
BGC Partners Inc. Class A	164,129	1,285
WesBanco Inc.	41,238	1,232
Chemical Financial Corp.	43,730	1,207
Independent Bank Corp.	31,846	1,163
Safety Insurance Group Inc.	22,518	1,126
First Commonwealth Financial Corp.	124,135	1,063
Oritani Financial Corp.	65,973	976
S&T Bancorp Inc.	39,254	955
Brookline Bancorp Inc.	103,602	936
Maiden Holdings Ltd.	79,200	909
City Holding Co.	21,540	897
Simmons First National Corp. Class A	22,536	893
United Fire Group Inc.	30,650	866
TrustCo Bank Corp. NY	130,836	862
Sandy Spring Bancorp Inc.	35,304	826
Flushing Financial Corp.	41,862	778
Community Trust Bancorp Inc.	20,575	720
BancFirst Corp.	11,785	718
Washington Trust Bancorp Inc.	20,489	705
Dime Community Bancshares Inc.	43,772	662
Tompkins Financial Corp.	14,817	659
1st Source Corp.	20,756	589
Stock Yards Bancorp Inc.	18,051	528
First Financial Corp.	14,622	448
GFI Group Inc.	92,685	420
Republic Bancorp Inc.	14,374	334
Baldwin & Lyons Inc.	9,449	233
Intercontinental Exchange Inc.	35	7
		1,506,125
Health Care (10.9%)
Johnson & Johnson	4,034,161	403,779
Pfizer Inc.	9,376,389	269,102
Merck & Co. Inc.	4,298,797	243,914
Bristol-Myers Squibb Co.	2,424,902	122,749
AbbVie Inc.	2,344,629	122,718
Eli Lilly & Co.	1,482,950	90,549

Baxter International Inc.	796,054	59,457
Quest Diagnostics Inc.	213,579	13,050
Owens & Minor Inc.	87,642	2,900
Healthcare Services Group Inc.	102,761	2,686
PDL BioPharma Inc.	235,965	2,213
Meridian Bioscience Inc.	60,389	1,190
		1,334,307
Industrials (12.0%)
General Electric Co.	14,738,375	370,670
3M Co.	974,390	137,282
Boeing Co.	974,844	117,449
United Parcel Service Inc. Class B	1,051,323	102,073
Caterpillar Inc.	916,880	92,376
Lockheed Martin Corp.	466,173	77,837
Emerson Electric Co.	1,034,016	65,815
Automatic Data Processing Inc.	707,152	57,499
General Dynamics Corp.	477,587	55,768
Eaton Corp. plc	694,251	47,154
Norfolk Southern Corp.	453,761	46,129
Raytheon Co.	462,064	41,942
PACCAR Inc.	519,288	32,336
Waste Management Inc.	685,817	30,786
Xerox Corp.	1,714,032	22,728
Paychex Inc.	480,613	19,710
Republic Services Inc. Class A	432,047	16,388
CH Robinson Worldwide Inc.	218,057	14,710
MeadWestvaco Corp.	245,576	10,265
Packaging Corp. of America	144,576	9,565
ADT Corp.	255,784	8,901
Iron Mountain Inc.	246,268	8,252
Broadridge Financial Solutions Inc.	177,332	7,159
Bemis Co. Inc.	149,553	5,834
Macquarie Infrastructure Co. LLC	82,076	5,722
Sonoco Products Co.	139,434	5,457
RR Donnelley & Sons Co.	293,453	5,094
National Instruments Corp.	144,163	4,590
GATX Corp.	56,912	3,529
Teekay Corp.	59,692	3,322
Covanta Holding Corp.	155,871	3,183
Harsco Corp.	118,237	2,988
MSA Safety Inc.	45,845	2,374
TAL International Group Inc.	49,524	2,189
ABM Industries Inc.	78,370	1,929
Greif Inc. Class A	37,040	1,859
Aircastle Ltd.	98,703	1,772
Brady Corp. Class A	63,228	1,653
^ Seaspan Corp. Class A	69,826	1,591
Matson Inc.	58,151	1,567
Ship Finance International Ltd.	85,786	1,561
Sturm Ruger & Co. Inc.	28,406	1,419
Otter Tail Corp.	46,311	1,295
Acacia Research Corp.	73,616	1,256
Textainer Group Holdings Ltd.	31,429	1,149
Nordic American Tankers Ltd.	124,152	1,069
AVX Corp.	77,982	1,061
McGrath RentCorp	30,583	1,057
Schnitzer Steel Industries Inc.	38,631	1,032

	ManTech International Corp.	35,178	950
	Navios Maritime Holdings Inc.	105,062	837
	American Science & Engineering Inc.	11,711	735
	Daktronics Inc.	62,407	693
	Landauer Inc.	13,195	569
	Ennis Inc.	37,891	537
	Electro Rent Corp.	27,778	424
			1,463,091
Oil & Gas (11.7%)
	Exxon Mobil Corp.	6,308,268	624,140
	Chevron Corp.	2,804,458	362,448
	ConocoPhillips	1,803,507	148,789
	Occidental Petroleum Corp.	1,153,904	112,748
	Williams Cos. Inc.	1,085,544	61,474
	Kinder Morgan Inc.	973,674	35,033
	Ensco plc Class A	343,109	17,378
	Helmerich & Payne Inc.	149,967	15,936
	HollyFrontier Corp.	293,514	13,798
	Noble Corp. plc	370,720	11,630
	OGE Energy Corp.	292,264	10,507
	Targa Resources Corp.	41,113	5,242
^	Diamond Offshore Drilling Inc.	101,592	4,754
	Western Refining Inc.	103,965	4,258
	PBF Energy Inc. Class A	128,529	3,483
	Delek US Holdings Inc.	80,035	2,339
^	EXCO Resources Inc.	299,427	1,380
^	CVR Energy Inc.	25,639	1,207
	W&T Offshore Inc.	43,759	587
	Gulfmark Offshore Inc.	8,824	338
			1,437,469
Technology (17.2%)
	Apple Inc.	8,857,323	846,494
	Microsoft Corp.	10,920,836	471,343
	Intel Corp.	7,339,039	248,720
	Cisco Systems Inc.	7,567,200	190,921
	Texas Instruments Inc.	1,592,532	73,655
	Corning Inc.	1,922,395	37,775
	Applied Materials Inc.	1,762,814	36,949
	Seagate Technology plc	459,786	26,944
	Symantec Corp.	1,018,869	24,106
	Analog Devices Inc.	460,284	22,844
	KLA-Tencor Corp.	243,518	17,409
	Linear Technology Corp.	346,356	15,286
	CA Inc.	493,185	14,243
	Microchip Technology Inc.	292,454	13,166
	Maxim Integrated Products Inc.	418,411	12,264
	Harris Corp.	157,150	10,729
	Garmin Ltd.	160,908	8,856
	Pitney Bowes Inc.	297,599	8,053
	Lexmark International Inc. Class A	91,614	4,400
	Diebold Inc.	93,312	3,516
	j2 Global Inc.	69,688	3,409
	Leidos Holdings Inc.	91,657	3,386
	Compuware Corp.	285,010	2,594
	Cypress Semiconductor Corp.	231,932	2,345
	Intersil Corp. Class A	156,187	2,004

Computer Programs & Systems Inc.	15,533	1,022
Quality Systems Inc.	63,893	991
Brooks Automation Inc.	89,348	910
Comtech Telecommunications Corp.	23,233	785
Epiq Systems Inc.	43,152	622
		2,105,741
Telecommunications (5.2%)
Verizon Communications Inc.	6,069,184	306,008
AT&T Inc.	7,676,886	273,221
CenturyLink Inc.	849,142	33,320
^ Windstream Holdings Inc.	885,710	10,150
Frontier Communications Corp.	1,454,600	9,528
Consolidated Communications Holdings Inc.	58,993	1,320
EarthLink Holdings Corp.	122,311	482
NTELOS Holdings Corp.	25,061	302
		634,331
Utilities (7.5%)
Duke Energy Corp.	1,036,995	74,798
NextEra Energy Inc.	639,220	60,016
Dominion Resources Inc.	848,530	57,395
Southern Co.	1,309,467	56,687
Spectra Energy Corp.	978,466	40,039
Exelon Corp.	1,258,451	39,113
American Electric Power Co. Inc.	715,044	37,175
Sempra Energy	357,385	35,635
PPL Corp.	927,629	30,603
PG&E Corp.	679,302	30,344
Public Service Enterprise Group Inc.	746,830	26,266
Edison International	478,456	26,219
Consolidated Edison Inc.	426,666	23,932
Xcel Energy Inc.	730,229	22,491
Northeast Utilities	459,309	20,164
ONEOK Inc.	305,228	19,666
DTE Energy Co.	259,746	19,174
FirstEnergy Corp.	614,343	19,174
Entergy Corp.	261,516	19,046
NiSource Inc.	462,057	17,410
CenterPoint Energy Inc.	627,829	15,269
Wisconsin Energy Corp.	334,515	14,578
Ameren Corp.	354,909	13,646
American Water Works Co. Inc.	263,098	12,568
CMS Energy Corp.	396,091	11,459
Pepco Holdings Inc.	368,804	9,902
SCANA Corp.	186,457	9,487
Alliant Energy Corp.	162,048	9,156
Pinnacle West Capital Corp.	160,999	8,612
AGL Resources Inc.	164,584	8,499
UGI Corp.	167,109	8,112
Integrys Energy Group Inc.	116,066	7,609
Atmos Energy Corp.	147,152	7,110
Westar Energy Inc. Class A	189,260	6,821
Questar Corp.	258,321	5,745
TECO Energy Inc.	318,477	5,561
Great Plains Energy Inc.	213,751	5,299
Aqua America Inc.	210,485	5,005
Cleco Corp.	88,647	4,941

Vectren Corp.		120,004	4,571
Piedmont Natural Gas Co. Inc.		114,276	3,964
IDACORP Inc.		73,382	3,930
UNS Energy Corp.		61,226	3,699
Portland General Electric Co.		113,804	3,634
^ Hawaiian Electric Industries Inc.		148,751	3,514
Black Hills Corp.		65,384	3,446
Southwest Gas Corp.		67,771	3,357
New Jersey Resources Corp.		61,787	3,156
PNM Resources Inc.		116,821	2,997
WGL Holdings Inc.		76,099	2,966
ALLETE Inc.		62,251	2,921
UIL Holdings Corp.		81,414	2,858
Laclede Group Inc.		59,546	2,798
Avista Corp.		87,507	2,715
NorthWestern Corp.		57,487	2,657
South Jersey Industries Inc.		48,447	2,595
El Paso Electric Co.		58,863	2,169
MGE Energy Inc.		50,502	1,900
American States Water Co.		56,572	1,728
Northwest Natural Gas Co.		39,515	1,708
California Water Service Group		69,039	1,572
Empire District Electric Co.		62,671	1,536
SJW Corp.		23,238	623
			911,740
Total Common Stocks (Cost $9,920,556)			12,182,684
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.118%	49,315,394	49,315

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.070% -0.080%	9/5/14	1,700	1,700
[4,5] Federal Home Loan Bank Discount Notes	0.080%	9/24/14	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.080%	10/3/14	100	100
[4,6] Freddie Mac Discount Notes	0.077%	10/20/14	300	300
				2,600
Total Temporary Cash Investments (Cost $51,915)				51,915
Total Investments (100.0%) (Cost $9,972,471)				12,234,599
Other Assets and Liabilities-Net (0.0%)[3]				959
Net Assets (100%)				12,235,558

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,229,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $7,550,000 of collateral received for securities on loan.
4 Securities with a value of $2,600,000 have been segregated as initial margin for open futures contracts.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,182,684	—	—
Temporary Cash Investments	49,315	2,600	—
Futures Contracts-Liabilities[1]	(1,096)	—	—
Total	12,230,903	2,600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

High Dividend Yield Index Fund

futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2014	97	46,676	(85)
E-mini S&P 500 Index	September 2014	59	5,679	(41)
				(126)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2014, the cost of investment securities for tax purposes was $9,973,234,000. Net unrealized appreciation of investment securities for tax purposes was $2,261,365,000, consisting of unrealized gains of $2,306,068,000 on securities that had risen in value since their purchase and $44,703,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments
As of July 31, 2014

			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
Angola (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
1 Republic of Angola Via Northern Lights III BV	7.000%	8/16/19	250	273
Total Angola (Cost $267)				273
Argentina (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
Provincia de Buenos Aires	11.750%	10/5/15	300	287
1 Provincia de Buenos Aires	10.875%	1/26/21	250	234
Provincia de Cordoba	12.375%	8/17/17	300	282
Republic of Argentina	8.750%	6/2/17	250	220
Republic of Argentina	8.280%	12/31/33	516	453
Republic of Argentina	8.280%	12/31/33	1,192	1,055
1 Republic of Argentina	2.500%	12/31/38	1,447	781
Total Argentina (Cost $2,721)				3,312
Armenia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2 Republic of Armenia	6.000%	9/30/20	200	210
Total Armenia (Cost $198)				210
Azerbaijan (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
2 Republic of Azerbaijan	4.750%	3/18/24	400	410
State Oil Co. of the Azerbaijan Republic	5.450%	2/9/17	200	211
State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	200	201
Total Azerbaijan (Cost $795)				822
Bahrain (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
Kingdom of Bahrain	6.273%	11/22/18	350	406
2 Kingdom of Bahrain	5.500%	3/31/20	350	380
2 Kingdom of Bahrain	6.125%	7/5/22	600	669
Kingdom of Bahrain	6.125%	8/1/23	200	223
2 Kingdom of Bahrain	6.125%	8/1/23	150	168
Total Bahrain (Cost $1,757)				1,846
Belarus (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Belarus	8.750%	8/3/15	358	365
Republic of Belarus	8.950%	1/26/18	200	213
Total Belarus (Cost $565)				578
Belize (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
1 Belize	5.000%	2/20/38	100	72
Total Belize (Cost $61)				72
Bermuda (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2 Bermuda	5.603%	7/20/20	100	111
2 Bermuda	4.854%	2/6/24	150	155

Total Bermuda (Cost $257)					266
Bolivia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Plurinational State of Bolivia	4.875%	10/29/22	200	204
Total Bolivia (Cost $183)					204
Brazil (10.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (10.1%)
	Banco do Brasil SA	3.875%	1/23/17	94	97
	Banco do Brasil SA	6.000%	1/22/20	100	110
	Banco do Brasil SA	5.375%	1/15/21	275	282
	Banco do Brasil SA	5.875%	1/26/22	600	613
	Banco do Brasil SA	3.875%	10/10/22	475	445
	Banco do Brasil SA	5.875%	1/19/23	250	256
1	Banco do Brasil SA	8.500%	10/29/49	450	504
	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	200	207
2	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	150	155
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	425	474
2	Banco Nacional de Desenvolvimento
	Economico e Social	4.000%	4/14/19	450	457
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	400	448
2	Banco Nacional de Desenvolvimento
	Economico e Social	5.500%	7/12/20	100	108
	Banco Nacional de Desenvolvimento
	Economico e Social	5.750%	9/26/23	200	215
2	Banco Nacional de Desenvolvimento
	Economico e Social	5.750%	9/26/23	300	322
	Caixa Economica Federal	2.375%	11/6/17	325	317
	Caixa Economica Federal	4.500%	10/3/18	500	513
2	Caixa Economica Federal	4.500%	10/3/18	200	205
	Caixa Economica Federal	3.500%	11/7/22	150	135
[1,2] Caixa Economica Federal		7.250%	7/23/24	200	204
	Centrais Eletricas Brasileiras SA	6.875%	7/30/19	200	221
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	600	605
	Federative Republic of Brazil	6.000%	1/17/17	600	659
1	Federative Republic of Brazil	8.000%	1/15/18	272	303
	Federative Republic of Brazil	5.875%	1/15/19	920	1,042
	Federative Republic of Brazil	8.875%	10/14/19	175	226
	Federative Republic of Brazil	4.875%	1/22/21	956	1,026
	Federative Republic of Brazil	8.875%	4/15/24	307	422
	Federative Republic of Brazil	4.250%	1/7/25	1,275	1,275
	Federative Republic of Brazil	8.750%	2/4/25	350	483
	Federative Republic of Brazil	10.125%	5/15/27	230	360
	Federative Republic of Brazil	8.250%	1/20/34	525	721
	Federative Republic of Brazil	7.125%	1/20/37	890	1,116
1	Federative Republic of Brazil	11.000%	8/17/40	240	266
	Federative Republic of Brazil	5.625%	1/7/41	600	636
3	Federative Republic of Brazil	5.000%	1/27/45	1,336	1,284
4	Petrobras Global Finance BV	1.849%	5/20/16	350	351
	Petrobras Global Finance BV	2.000%	5/20/16	400	401
4	Petrobras Global Finance BV	2.592%	3/17/17	200	203
4	Petrobras Global Finance BV	2.374%	1/15/19	150	149
	Petrobras Global Finance BV	4.875%	3/17/20	900	920

Petrobras Global Finance BV	4.375%	5/20/23	925	879
Petrobras Global Finance BV	6.250%	3/17/24	1,100	1,160
Petrobras Global Finance BV	5.625%	5/20/43	550	492
Petrobras International Finance Co.	3.875%	1/27/16	1,300	1,337
Petrobras International Finance Co.	6.125%	10/6/16	400	433
Petrobras International Finance Co.	3.500%	2/6/17	600	614
Petrobras International Finance Co.	5.875%	3/1/18	1,200	1,302
Petrobras International Finance Co.	8.375%	12/10/18	350	415
Petrobras International Finance Co.	7.875%	3/15/19	600	693
Petrobras International Finance Co.	5.750%	1/20/20	700	744
Petrobras International Finance Co.	5.375%	1/27/21	1,560	1,605
Petrobras International Finance Co.	6.875%	1/20/40	690	715
Petrobras International Finance Co.	6.750%	1/27/41	627	642
Total Brazil (Cost $29,385)				29,767
Chile (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
2 Banco del Estado de Chile	2.000%	11/9/17	200	201
2 Banco del Estado de Chile	4.125%	10/7/20	200	211
2 Banco del Estado de Chile	3.875%	2/8/22	200	202
2 Corp. Nacional del Cobre de Chile	7.500%	1/15/19	100	120
2 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	410
2 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	475	457
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	200	192
2 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	159
Corp. Nacional del Cobre de Chile	4.500%	8/13/23	200	212
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	329
2 Corp. Nacional del Cobre de Chile	6.150%	10/24/36	200	234
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	50	46
2 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	220
2 Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	200	208
2 Empresa Nacional del Petroleo	5.250%	8/10/20	200	216
2 Empresa Nacional del Petroleo	4.750%	12/6/21	200	209
Republic of Chile	3.875%	8/5/20	250	266
Republic of Chile	3.250%	9/14/21	350	360
Republic of Chile	2.250%	10/30/22	200	190
Republic of Chile	3.625%	10/30/42	150	134
Total Chile (Cost $4,395)				4,576
China (6.9%)
Corporate Bonds (0.1%)
Bank of China Ltd.	3.125%	1/23/19	200	202
Sovereign Bonds (U.S. Dollar-Denominated) (6.8%)
Amber Circle Funding Ltd.	2.000%	12/4/17	200	199
Amber Circle Funding Ltd.	3.250%	12/4/22	600	582
BOC Aviation Pte Ltd.	2.875%	10/10/17	300	300
China Cinda Finance 2014 Ltd.	4.000%	5/14/19	300	302
China Cinda Finance 2014 Ltd.	5.625%	5/14/24	200	208
China Development Bank Corp.	5.000%	10/15/15	200	209
2 China Resources Gas Group Ltd.	4.500%	4/5/22	200	210
2 China Resources Land Ltd.	4.625%	5/19/16	200	208
China Resources Land Ltd.	4.375%	2/27/19	250	254
China Resources Land Ltd.	6.000%	2/27/24	200	214
2 CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	315
CNOOC Curtis Funding No 1 pty Ltd.	4.500%	10/3/23	350	364
2 CNOOC Finance 2011 Ltd.	4.250%	1/26/21	338	359

2	CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	236
2	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	575	585
2	CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	207
	CNOOC Finance 2013 Ltd.	1.125%	5/9/16	50	50
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	200	197
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	500	466
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	184
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	300	301
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,100	1,126
[2,4] CNPC General Capital Ltd.		1.125%	5/14/17	200	200
	CNPC General Capital Ltd.	1.450%	4/16/16	250	250
2	CNPC General Capital Ltd.	2.750%	4/19/17	200	205
	CNPC General Capital Ltd.	2.750%	5/14/19	250	247
2	CNPC General Capital Ltd.	2.750%	5/14/19	200	198
2	CNPC General Capital Ltd.	3.950%	4/19/22	200	204
	CNPC General Capital Ltd.	3.400%	4/16/23	250	239
2	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	400	412
2	CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	200	238
2	COSL Finance BVI Ltd.	3.250%	9/6/22	550	522
	CRCC Yuxiang Ltd.	3.500%	5/16/23	250	238
2	Export-Import Bank of China	2.500%	7/31/19	700	695
	Export-Import Bank of China	3.625%	7/31/24	250	248
2	Franshion Development Ltd.	6.750%	4/15/21	200	212
	Franshion Investment Ltd.	4.700%	10/26/17	200	206
	MCC Holding Hong Kong Corp. Ltd.	4.875%	7/29/16	200	204
	Nexen Energy ULC	7.875%	3/15/32	100	135
	Nexen Energy ULC	5.875%	3/10/35	308	353
	Nexen Energy ULC	6.400%	5/15/37	425	523
	Prosperous Ray Ltd.	3.000%	11/12/18	400	402
[1,2] Sinochem Global Capital Co. Ltd.		5.000%	12/29/49	200	207
2	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	202
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	275	294
2	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	250	297
	Sinopec Capital 2013 Ltd.	1.250%	4/24/16	200	199
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	376
2	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	379
2	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	600	607
2	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	200	205
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	525	542
2	Sinopec Group Overseas Development 2014
	Ltd.	1.750%	4/10/17	1,200	1,203
2	Sinopec Group Overseas Development 2014
	Ltd.	2.750%	4/10/19	400	400
2	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	500	517
2	State Grid Overseas Investment 2013 Ltd.	1.750%	5/22/18	200	196
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	350	339
2	State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	200
2	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	700	702

2 State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	366
				20,238
Total China (Cost $20,041)				20,440
Colombia (2.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.7%)
Ecopetrol SA	4.250%	9/18/18	35	37
Ecopetrol SA	7.625%	7/23/19	425	509
Ecopetrol SA	5.875%	9/18/23	565	633
Ecopetrol SA	7.375%	9/18/43	300	374
Ecopetrol SA	5.875%	5/28/45	550	573
Republic of Colombia	7.375%	1/27/17	900	1,026
Republic of Colombia	7.375%	3/18/19	500	603
Republic of Colombia	4.375%	7/12/21	400	426
1 Republic of Colombia	2.625%	3/15/23	675	629
Republic of Colombia	4.000%	2/26/24	400	409
Republic of Colombia	8.125%	5/21/24	350	468
Republic of Colombia	7.375%	9/18/37	550	747
Republic of Colombia	6.125%	1/18/41	1,000	1,197
1 Republic of Colombia	5.625%	2/26/44	400	442
Total Colombia (Cost $7,752)				8,073
Costa Rica (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
Banco Nacional de Costa Rica	4.875%	11/1/18	200	204
2 Banco Nacional de Costa Rica	4.875%	11/1/18	200	205
Instituto Costarricense de Electricidad	6.950%	11/10/21	200	216
Instituto Costarricense de Electricidad	6.375%	5/15/43	200	178
Republic of Costa Rica	4.250%	1/26/23	400	381
Republic of Costa Rica	4.375%	4/30/25	200	185
Republic of Costa Rica	5.625%	4/30/43	200	181
2 Republic of Costa Rica	7.000%	4/4/44	200	210
Total Costa Rica (Cost $1,712)				1,760
Cote D'Ivoire (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
Cote D'Ivoire	5.375%	7/23/24	250	243
1 Cote D'Ivoire	7.774%	12/31/32	695	683
Total Cote D'Ivoire (Cost $888)				926
Croatia (1.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
Republic of Croatia	6.250%	4/27/17	500	539
Republic of Croatia	6.750%	11/5/19	400	446
Republic of Croatia	6.625%	7/14/20	440	490
Republic of Croatia	6.375%	3/24/21	350	384
Republic of Croatia	5.500%	4/4/23	500	519
Republic of Croatia	6.000%	1/26/24	635	679
Total Croatia (Cost $2,966)				3,057
Dominican Republic (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
1 Dominican Republic	9.040%	1/23/18	77	85
1 Dominican Republic	7.500%	5/6/21	350	399
Dominican Republic	6.600%	1/28/24	250	271
1 Dominican Republic	5.875%	4/18/24	300	311
Dominican Republic	7.450%	4/30/44	100	108
Dominican Republic	7.450%	4/30/44	100	107

2 Dominican Republic	7.450%	4/30/44	300	319
Total Dominican Republic (Cost $1,531)				1,600
Ecuador (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
Republic of Ecuador	9.375%	12/15/15	350	369
Republic of Ecuador	7.950%	6/20/24	450	471
Total Ecuador (Cost $825)				840
Egypt (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
African Export-Import Bank	3.875%	6/4/18	250	245
Arab Republic of Egypt	5.750%	4/29/20	462	481
Nile Finance Ltd.	5.250%	8/5/15	100	102
Total Egypt (Cost $789)				828
El Salvador (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
Republic of El Salvador	7.375%	12/1/19	200	227
Republic of El Salvador	7.750%	1/24/23	300	344
Republic of El Salvador	5.875%	1/30/25	300	303
Republic of El Salvador	8.250%	4/10/32	200	236
Republic of El Salvador	7.650%	6/15/35	260	287
Republic of El Salvador	7.625%	2/1/41	150	162
Total El Salvador (Cost $1,485)				1,559
Gabon (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Gabonese Republic	8.200%	12/12/17	100	114
[1,2] Gabonese Republic	6.375%	12/12/24	400	438
Total Gabon (Cost $522)				552
Georgia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Georgian Railway JSC	7.750%	7/11/22	200	227
Republic of Georgia	6.875%	4/12/21	200	227
Total Georgia (Cost $453)				454
Ghana (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Ghana	8.500%	10/4/17	200	211
2 Republic of Ghana	7.875%	8/7/23	400	392
Total Ghana (Cost $612)				603
Guatemala (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Guatemala	5.750%	6/6/22	200	216
Republic of Guatemala	4.875%	2/13/28	200	200
Total Guatemala (Cost $401)				416
Honduras (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
1 Republic of Honduras	7.500%	3/15/24	200	206
Total Honduras (Cost $170)				206
Hungary (1.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
5 Magyar Export-Import Bank Zrt	5.500%	2/12/18	200	215
[2,5] MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	200	222
Republic of Hungary	4.125%	2/19/18	716	743

Republic of Hungary	4.000%	3/25/19	800	822
Republic of Hungary	6.250%	1/29/20	400	450
Republic of Hungary	6.375%	3/29/21	810	923
Republic of Hungary	5.375%	2/21/23	562	600
Republic of Hungary	5.750%	11/22/23	200	218
Republic of Hungary	5.375%	3/25/24	550	582
Republic of Hungary	7.625%	3/29/41	530	674
Total Hungary (Cost $5,125)				5,449
India (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
Bank of India	4.750%	9/30/15	225	232
Bank of India	3.625%	9/21/18	350	352
Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	200	201
Export-Import Bank of India	4.000%	1/14/23	400	398
IDBI Bank Ltd.	4.375%	3/26/18	200	204
IDBI Bank Ltd.	3.750%	1/25/19	200	197
Indian Oil Corp. Ltd.	5.625%	8/2/21	200	213
Indian Overseas Bank	5.000%	10/19/16	400	420
NTPC Ltd.	5.625%	7/14/21	200	215
Oil India Ltd.	5.375%	4/17/24	250	261
ONGC Videsh Ltd.	3.750%	5/7/23	200	190
Power Grid Corp. of India Ltd.	3.875%	1/17/23	200	191
Rural Electrification Corp. Ltd.	4.250%	1/25/16	300	309
State Bank of India	4.125%	8/1/17	850	882
State Bank of India	3.250%	4/18/18	400	400
2 State Bank of India	4.875%	4/17/24	200	202
Syndicate Bank	4.750%	11/6/16	250	261
Total India (Cost $5,028)				5,128
Indonesia (5.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.4%)
Lembaga Pembiayaan Ekspor Indonesia	3.750%	4/26/17	300	310
Majapahit Holding BV	8.000%	8/7/19	250	297
Majapahit Holding BV	7.750%	1/20/20	675	796
Majapahit Holding BV	7.875%	6/29/37	100	120
Pertamina Persero PT	5.250%	5/23/21	200	209
Pertamina Persero PT	4.875%	5/3/22	350	352
2 Pertamina Persero PT	4.300%	5/20/23	655	629
Pertamina Persero PT	6.500%	5/27/41	400	420
2 Pertamina Persero PT	6.000%	5/3/42	750	739
2 Pertamina Persero PT	5.625%	5/20/43	200	190
Pertamina Persero PT	5.625%	5/20/43	200	189
2 Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	405
Perusahaan Listrik Negara PT	5.500%	11/22/21	300	317
Perusahaan Listrik Negara PT	5.250%	10/24/42	400	362
2 Perusahaan Penerbit SBSN Indonesia	6.125%	3/15/19	200	223
Republic of Indonesia	6.875%	3/9/17	300	336
Republic of Indonesia	6.875%	1/17/18	1,026	1,166
Republic of Indonesia	4.000%	11/21/18	200	207
Republic of Indonesia	11.625%	3/4/19	400	541
Republic of Indonesia	6.125%	3/15/19	400	445
2 Republic of Indonesia	5.875%	3/13/20	350	391
Republic of Indonesia	5.875%	3/13/20	950	1,060
Republic of Indonesia	4.875%	5/5/21	500	529
Republic of Indonesia	3.750%	4/25/22	850	833
Republic of Indonesia	3.300%	11/21/22	228	212
Republic of Indonesia	3.375%	4/15/23	200	189

Republic of Indonesia	5.375%	10/17/23	200	216
2 Republic of Indonesia	5.875%	1/15/24	200	225
Republic of Indonesia	5.875%	1/15/24	250	281
Republic of Indonesia	8.500%	10/12/35	250	344
Republic of Indonesia	6.625%	2/17/37	918	1,057
Republic of Indonesia	7.750%	1/17/38	275	355
Republic of Indonesia	5.250%	1/17/42	500	492
Republic of Indonesia	4.625%	4/15/43	375	339
2 Republic of Indonesia	6.750%	1/15/44	450	537
Republic of Indonesia	6.750%	1/15/44	600	715
Total Indonesia (Cost $15,244)				16,028
Iraq (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Iraq	5.800%	1/15/28	810	719
Total Iraq ($714)				719
Jamaica (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
1 Jamaica	8.000%	6/24/19	250	266
1 Jamaica	7.625%	7/9/25	250	263
1 Jamaica	8.000%	3/15/39	125	120
Total Jamaica (Cost $622)				649
Jordan (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Hashemite Kingdom of Jordan	3.875%	11/12/15	200	202
Total Jordan (Cost $200)				202
Kazakhstan (1.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	400	380
Intergas Finance BV	6.375%	5/14/17	150	164
2 KazAgro National Management Holding JSC	4.625%	5/24/23	200	193
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	400	448
KazMunayGas National Co. JSC	9.125%	7/2/18	625	754
KazMunayGas National Co. JSC	7.000%	5/5/20	200	231
KazMunayGas National Co. JSC	6.375%	4/9/21	630	712
KazMunayGas National Co. JSC	4.400%	4/30/23	425	425
KazMunayGas National Co. JSC	5.750%	4/30/43	200	197
2 KazMunayGas National Co. JSC	5.750%	4/30/43	425	416
Total Kazakhstan (Cost $3,758)				3,920
Kenya (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Kenya	5.875%	6/24/19	200	206
2 Republic of Kenya	6.875%	6/24/24	400	423
Total Kenya (Cost $617)				629
Latvia (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
Republic of Latvia	5.250%	2/22/17	480	523
Republic of Latvia	2.750%	1/12/20	300	294
Republic of Latvia	5.250%	6/16/21	200	221
Total Latvia (Cost $1,019)				1,038
Lebanon (2.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
Republic of Lebanon	8.500%	8/6/15	350	369
Republic of Lebanon	8.500%	1/19/16	600	643

	Republic of Lebanon	4.750%	11/2/16	100	101
	Republic of Lebanon	9.000%	3/20/17	400	448
	Republic of Lebanon	5.000%	10/12/17	250	254
	Republic of Lebanon	5.150%	6/12/18	50	50
	Republic of Lebanon	5.150%	11/12/18	300	303
	Republic of Lebanon	5.500%	4/23/19	50	51
	Republic of Lebanon	6.000%	5/20/19	150	155
	Republic of Lebanon	5.450%	11/28/19	350	353
	Republic of Lebanon	6.375%	3/9/20	580	609
	Republic of Lebanon	8.250%	4/12/21	700	806
	Republic of Lebanon	6.100%	10/4/22	550	561
	Republic of Lebanon	6.000%	1/27/23	400	404
	Republic of Lebanon	6.250%	6/12/25	100	100
	Republic of Lebanon	6.600%	11/27/26	600	612
	Republic of Lebanon	6.750%	11/29/27	375	387
Total Lebanon (Cost $6,049)					6,206
Lithuania (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
	Republic of Lithuania	5.125%	9/14/17	200	220
	Republic of Lithuania	7.375%	2/11/20	563	687
	Republic of Lithuania	6.125%	3/9/21	375	438
	Republic of Lithuania	6.625%	2/1/22	640	775
Total Lithuania (Cost $2,069)					2,120
Malaysia (1.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
	Export-Import Bank of Malaysia Bhd.	2.875%	12/14/17	200	207
2	Federation of Malaysia	2.991%	7/6/16	625	647
2	Federation of Malaysia	4.646%	7/6/21	250	275
1	Malayan Banking Berhad	3.250%	9/20/22	400	403
[2,6] Penerbangan Malaysia Bhd.		5.625%	3/15/16	300	321
2	Petroliam Nasional Bhd.	7.750%	8/15/15	150	160
	Petroliam Nasional Bhd.	7.625%	10/15/26	100	136
2	Petronas Capital Ltd.	5.250%	8/12/19	748	843
	Petronas Capital Ltd.	5.250%	8/12/19	216	243
	Petronas Capital Ltd.	7.875%	5/22/22	200	262
	Sarawak International Inc.	5.500%	8/3/15	200	208
	SSG Resources Ltd.	4.250%	10/4/22	400	405
Total Malaysia (Cost $4,042)					4,110
Mexico (8.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.0%)
	Comision Federal de Electricidad	4.875%	5/26/21	250	267
2	Comision Federal de Electricidad	4.875%	1/15/24	200	213
	Comision Federal de Electricidad	4.875%	1/15/24	200	212
	Comision Federal de Electricidad	5.750%	2/14/42	200	212
	Pemex Project Funding Master Trust	5.750%	3/1/18	775	867
	Pemex Project Funding Master Trust	6.625%	6/15/35	790	929
	Petroleos Mexicanos	3.500%	7/18/18	500	521
	Petroleos Mexicanos	8.000%	5/3/19	590	722
	Petroleos Mexicanos	6.000%	3/5/20	200	226
	Petroleos Mexicanos	5.500%	1/21/21	950	1,048
	Petroleos Mexicanos	4.875%	1/24/22	950	1,014
	Petroleos Mexicanos	3.500%	1/30/23	650	627
	Petroleos Mexicanos	4.875%	1/18/24	550	579
2	Petroleos Mexicanos	4.875%	1/18/24	100	105
	Petroleos Mexicanos	6.500%	6/2/41	820	952

	Petroleos Mexicanos	5.500%	6/27/44	880	906
2	Petroleos Mexicanos	6.375%	1/23/45	1,000	1,156
	United Mexican States	11.375%	9/15/16	325	395
	United Mexican States	5.625%	1/15/17	1,380	1,525
	United Mexican States	5.950%	3/19/19	425	490
	United Mexican States	5.125%	1/15/20	780	876
	United Mexican States	3.500%	1/21/21	300	307
	United Mexican States	3.625%	3/15/22	1,196	1,226
	United Mexican States	8.000%	9/24/22	150	199
	United Mexican States	4.000%	10/2/23	1,541	1,603
	United Mexican States	8.300%	8/15/31	200	293
	United Mexican States	7.500%	4/8/33	200	276
	United Mexican States	6.750%	9/27/34	785	1,010
	United Mexican States	6.050%	1/11/40	1,014	1,222
	United Mexican States	4.750%	3/8/44	1,370	1,382
	United Mexican States	5.550%	1/21/45	950	1,071
	United Mexican States	5.750%	10/12/10	1,000	1,068
Total Mexico (Cost $22,507)					23,499
Mongolia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
7	Development Bank of Mongolia LLC	5.750%	3/21/17	200	189
	Mongolia	5.125%	12/5/22	250	213
Total Mongolia (Cost $427)					402
Morocco (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Kingdom of Morocco	4.250%	12/11/22	450	451
	Kingdom of Morocco	5.500%	12/11/42	225	223
2	OCP SA	5.625%	4/25/24	500	523
2	OCP SA	6.875%	4/25/44	200	212
Total Morocco (Cost $1,339)					1,409
Mozambique (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
[1,8] Mozambique EMATUM Finance 2020 BV		6.305%	9/11/20	400	402
Total Mozambique (Cost $382)					402
Namibia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Namibia	5.500%	11/3/21	200	215
Total Namibia (Cost $206)					215
Nigeria (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
2	Federal Republic of Nigeria	5.125%	7/12/18	200	208
	Federal Republic of Nigeria	6.750%	1/28/21	250	277
Total Nigeria (Cost $463)					485
Pakistan (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	Islamic Republic of Pakistan	6.875%	6/1/17	275	286
2	Islamic Republic of Pakistan	7.250%	4/15/19	400	414
2	Islamic Republic of Pakistan	8.250%	4/15/24	250	265
Total Pakistan (Cost $921)					965
Panama (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
	Republic of Panama	5.200%	1/30/20	450	497
	Republic of Panama	7.125%	1/29/26	100	127

	Republic of Panama	8.875%	9/30/27	425	609
	Republic of Panama	9.375%	4/1/29	225	334
1	Republic of Panama	6.700%	1/26/36	816	1,003
1	Republic of Panama	4.300%	4/29/53	200	174
Total Panama (Cost $2,675)					2,744
Paraguay (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Paraguay	4.625%	1/25/23	200	203
Total Paraguay (Cost $200)					203
Peru (1.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
	Corp Financiera de Desarrollo SA	4.750%	2/8/22	200	209
	Fondo MIVIVIENDA SA	3.500%	1/31/23	100	95
	Republic of Peru	7.125%	3/30/19	551	663
	Republic of Peru	7.350%	7/21/25	465	614
	Republic of Peru	8.750%	11/21/33	660	1,004
1	Republic of Peru	6.550%	3/14/37	909	1,139
	Republic of Peru	5.625%	11/18/50	100	112
Total Peru (Cost $3,746)					3,836
Philippines (3.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)
9	Power Sector Assets & Liabilities
	Management Corp.	6.875%	11/2/16	100	112
9	Power Sector Assets & Liabilities
	Management Corp.	7.250%	5/27/19	464	555
9	Power Sector Assets & Liabilities
	Management Corp.	7.390%	12/2/24	300	384
	Republic of Philippines	9.375%	1/18/17	200	239
	Republic of Philippines	9.875%	1/15/19	250	329
	Republic of Philippines	8.375%	6/17/19	405	512
	Republic of Philippines	6.500%	1/20/20	450	534
	Republic of Philippines	4.000%	1/15/21	650	692
	Republic of Philippines	4.200%	1/21/24	200	212
	Republic of Philippines	10.625%	3/16/25	300	473
	Republic of Philippines	5.500%	3/30/26	550	633
	Republic of Philippines	9.500%	2/2/30	625	981
	Republic of Philippines	7.750%	1/14/31	650	904
	Republic of Philippines	6.375%	1/15/32	500	618
	Republic of Philippines	6.375%	10/23/34	700	882
	Republic of Philippines	5.000%	1/13/37	800	888
Total Philippines (Cost $8,782)					8,948
Poland (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
	Republic of Poland	5.000%	10/19/15	200	210
	Republic of Poland	6.375%	7/15/19	1,306	1,545
	Republic of Poland	5.125%	4/21/21	825	924
	Republic of Poland	5.000%	3/23/22	1,000	1,108
	Republic of Poland	3.000%	3/17/23	700	679
	Republic of Poland	4.000%	1/22/24	400	414
Total Poland (Cost $4,793)					4,880
Qatar (3.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)
[1,2] Nakilat Inc.		6.067%	12/31/33	400	437
2	Ooredoo International Finance Ltd.	3.375%	10/14/16	305	318

2	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	544
2	Ooredoo International Finance Ltd.	3.250%	2/21/23	150	144
2	Ooredoo International Finance Ltd.	5.000%	10/19/25	200	214
2	Ooredoo International Finance Ltd.	3.875%	1/31/28	650	612
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	225	231
[2,10]Qatari Diar Finance QSC		5.000%	7/21/20	825	922
	QNB Finance Ltd.	3.125%	11/16/15	400	411
	QNB Finance Ltd.	3.375%	2/22/17	400	417
	QNB Finance Ltd.	2.125%	2/14/18	200	201
	QNB Finance Ltd.	2.750%	10/31/18	400	407
	QNB Finance Ltd.	2.875%	4/29/20	400	397
[1,2] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	333	362
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	250	301
[1,2] Ras Laffan Liquefied Natural Gas Co. Ltd. III		5.838%	9/30/27	270	296
2	State of Qatar	3.125%	1/20/17	775	813
[10] State of Qatar		2.099%	1/18/18	700	712
2	State of Qatar	6.550%	4/9/19	250	301
2	State of Qatar	5.250%	1/20/20	757	859
	State of Qatar	5.250%	1/20/20	100	114
2	State of Qatar	4.500%	1/20/22	400	437
[10] State of Qatar		3.241%	1/18/23	725	736
2	State of Qatar	9.750%	6/15/30	250	403
2	State of Qatar	6.400%	1/20/40	400	496
2	State of Qatar	5.750%	1/20/42	400	460
Total Qatar (Cost $11,346)					11,545
Romania (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
	Republic of Romania	6.750%	2/7/22	850	1,017
	Republic of Romania	4.375%	8/22/23	726	744
2	Republic of Romania	4.875%	1/22/24	100	106
2	Republic of Romania	6.125%	1/22/44	300	342
Total Romania (Cost $2,093)					2,209
Russia (10.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (10.3%)
	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	8.700%	8/7/18	320	368
	Gazprom Neft OAO Via GPN Capital SA	4.376%	9/19/22	400	342
2	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	190
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	250	235
	Gazprom OAO Via Gaz Capital SA	5.092%	11/29/15	200	205
	Gazprom OAO Via Gaz Capital SA	4.950%	5/23/16	500	512
	Gazprom OAO Via Gaz Capital SA	6.212%	11/22/16	325	342
	Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	250	277
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	500	581
	Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	378	350
	Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	200	201
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	325	333
	Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	550	516
	Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	450	397
	Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	275	317
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	350	366
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	6.500%	9/23/15	345	352
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	5.625%	5/17/17	400	394

Gazprombank OJSC Via GPB Eurobond
Finance plc	7.250%	5/3/19	200	196
Rosneft Finance SA	7.500%	7/18/16	250	264
Rosneft Finance SA	6.625%	3/20/17	100	105
2 Rosneft Finance SA	7.875%	3/13/18	100	107
Rosneft Finance SA	7.875%	3/13/18	400	430
Rosneft Finance SA	7.250%	2/2/20	200	210
Rosneft Oil Co. via Rosneft International
Finance Ltd.	3.149%	3/6/17	400	385
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	527	449
Russian Agricultural Bank OJSC Via RSHB
Capital SA	6.299%	5/15/17	200	198
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.298%	12/27/17	318	305
Russian Agricultural Bank OJSC Via RSHB
Capital SA	7.750%	5/29/18	200	205
2 Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	100	94
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	400	376
1 Russian Agricultural Bank OJSC Via RSHB
Capital SA	6.000%	6/3/21	200	186
Russian Federation	3.250%	4/4/17	400	412
Russian Federation	11.000%	7/24/18	825	1,069
2 Russian Federation	3.500%	1/16/19	300	301
Russian Federation	3.500%	1/16/19	400	398
Russian Federation	5.000%	4/29/20	1,300	1,346
2 Russian Federation	4.500%	4/4/22	500	492
Russian Federation	4.500%	4/4/22	600	590
2 Russian Federation	4.875%	9/16/23	200	199
Russian Federation	4.875%	9/16/23	600	593
Russian Federation	12.750%	6/24/28	525	873
1 Russian Federation	7.500%	3/31/30	4,521	5,114
Russian Federation	5.625%	4/4/42	800	788
Russian Federation	5.875%	9/16/43	600	602
Russian Railways via RZD Capital plc	5.739%	4/3/17	550	562
Russian Railways via RZD Capital plc	5.700%	4/5/22	400	386
Sberbank of Russia Via SB Capital SA	4.950%	2/7/17	300	301
Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	550	558
Sberbank of Russia Via SB Capital SA	5.180%	6/28/19	450	443
Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	200	198
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	200	201
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	524	466
2 Sberbank of Russia Via SB Capital SA	5.250%	5/23/23	350	303
SCF Capital Ltd.	5.375%	10/27/17	200	195
Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	300	298
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	650	649
Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	425	393
2 Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	200	179
Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	600	570
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	725	714
VTB Bank OJSC Via VTB Capital SA	6.315%	2/22/18	200	198
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	425	421
VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	450	436
VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	375	349
VTB Bank OJSC Via VTB Capital SA	6.250%	6/30/35	100	101

Total Russia (Cost $31,877)					30,486
Saudi Arabia (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
	SABIC Capital I BV	3.000%	11/2/15	200	205
	SABIC Capital II BV	2.625%	10/3/18	400	404
	Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	400	422
	Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	550	547
	Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	200	198
2	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	665
2	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	314
Total Saudi Arabia (Cost $2,712)					2,755
Senegal (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Senegal	8.750%	5/13/21	200	233
	Republic of Senegal	6.250%	7/30/24	200	201
Total Senegal (Cost $420)					434
Serbia, Republic Of (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
	Republic of Serbia	5.250%	11/21/17	400	418
	Republic of Serbia	5.875%	12/3/18	400	426
2	Republic of Serbia	5.875%	12/3/18	200	212
	Republic of Serbia	4.875%	2/25/20	700	714
	Republic of Serbia	7.250%	9/28/21	200	230
Total Serbia, Republic Of (Cost $1,937)					2,000
South Africa (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	650	668
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	200	215
	Republic of South Africa	6.875%	5/27/19	475	546
	Republic of South Africa	5.500%	3/9/20	585	636
	Republic of South Africa	5.875%	5/30/22	425	473
	Republic of South Africa	4.665%	1/17/24	650	662
	Republic of South Africa	5.875%	9/16/25	650	728
	Republic of South Africa	6.250%	3/8/41	125	142
	Republic of South Africa	5.375%	7/24/44	300	302
	Transnet SOC Ltd.	4.500%	2/10/16	200	209
2	Transnet SOC Ltd.	4.000%	7/26/22	400	378
Total South Africa (Cost $4,846)					4,959
Sri Lanka (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
	Bank of Ceylon	6.875%	5/3/17	250	266
	Bank of Ceylon	5.325%	4/16/18	200	203
2	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	200	212
2	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	250	256
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	632	671
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	400	412
	National Savings Bank	8.875%	9/18/18	200	229
Total Sri Lanka (Cost $2,149)					2,249
Thailand (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	PTT PCL	4.500%	10/25/42	200	174
	PTT Public Co. Ltd.	3.375%	10/25/22	225	215

Total Thailand (Cost $388)					389
Trinidad And Tobago (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
2	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	150	189
1	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	67	72
2	Republic of Trinidad & Tobago	4.375%	1/16/24	200	217
Total Trinidad And Tobago (Cost $457)					478
Turkey (5.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.7%)
	Export Credit Bank of Turkey	5.875%	4/24/19	200	215
	Hazine Mustesarligi Varlik Kiralama AS	4.557%	10/10/18	250	262
	Republic of Turkey	7.000%	9/26/16	700	772
	Republic of Turkey	7.500%	7/14/17	725	824
[11] Republic of Turkey		2.803%	3/26/18	450	445
	Republic of Turkey	6.750%	4/3/18	987	1,111
2	Republic of Turkey	4.557%	10/10/18	150	157
	Republic of Turkey	7.000%	3/11/19	350	402
	Republic of Turkey	7.500%	11/7/19	350	414
	Republic of Turkey	7.000%	6/5/20	630	733
	Republic of Turkey	5.625%	3/30/21	901	984
	Republic of Turkey	5.125%	3/25/22	525	557
	Republic of Turkey	6.250%	9/26/22	504	572
	Republic of Turkey	3.250%	3/23/23	451	417
	Republic of Turkey	5.750%	3/22/24	800	876
	Republic of Turkey	7.375%	2/5/25	900	1,100
	Republic of Turkey	11.875%	1/15/30	275	475
	Republic of Turkey	8.000%	2/14/34	400	531
	Republic of Turkey	6.875%	3/17/36	930	1,108
	Republic of Turkey	7.250%	3/5/38	150	188
	Republic of Turkey	6.750%	5/30/40	790	932
	Republic of Turkey	6.000%	1/14/41	1,000	1,075
	Republic of Turkey	4.875%	4/16/43	700	662
	Republic of Turkey	6.625%	2/17/45	350	406
2	TC Ziraat Bankasi AS	4.250%	7/3/19	200	198
2	Turkiye Halk Bankasi AS	4.750%	6/4/19	250	249
	Turkiye Halk Bankasi AS	3.875%	2/5/20	400	383
	Turkiye Vakiflar Bankasi Tao	5.750%	4/24/17	200	211
	Turkiye Vakiflar Bankasi Tao	3.750%	4/15/18	200	196
	Turkiye Vakiflar Bankasi Tao	6.000%	11/1/22	400	396
Total Turkey (Cost $16,296)					16,851
Ukraine (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
[12] Financing of Infrastructural Projects State
	Enterprise	8.375%	11/3/17	100	95
[12] Financing of Infrastructural Projects State
	Enterprise	9.000%	12/7/17	200	192
[12] Financing of Infrastructural Projects State
	Enterprise	7.400%	4/20/18	200	190
	Oschadbank Via SSB #1 plc	8.875%	3/20/18	200	173
	Ukraine	6.875%	9/23/15	150	146
	Ukraine	6.250%	6/17/16	400	383
	Ukraine	6.580%	11/21/16	515	491
	Ukraine	9.250%	7/24/17	750	761
	Ukraine	6.750%	11/14/17	200	190
	Ukraine	7.750%	9/23/20	498	474

	Ukraine	7.950%	2/23/21	450	431
	Ukraine	7.800%	11/28/22	800	768
	Ukraine	7.500%	4/17/23	200	188
2	Ukraine Railways via Shortline plc	9.500%	5/21/18	200	171
	Ukreximbank Via Biz Finance plc	8.750%	1/22/18	200	180
Total Ukraine (Cost $4,799)					4,833
United Arab Emirates (5.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.1%)
2	Abu Dhabi National Energy Co.	5.875%	10/27/16	385	424
2	Abu Dhabi National Energy Co.	4.125%	3/13/17	400	425
2	Abu Dhabi National Energy Co.	2.500%	1/12/18	400	406
2	Abu Dhabi National Energy Co.	6.250%	9/16/19	275	326
2	Abu Dhabi National Energy Co.	5.875%	12/13/21	200	235
2	Abu Dhabi National Energy Co.	3.625%	1/12/23	600	602
	Abu Dhabi National Energy Co.	3.875%	5/6/24	200	201
2	Abu Dhabi National Energy Co.	6.500%	10/27/36	250	305
4	ADCB Finance Cayman Ltd.	1.534%	1/9/17	200	201
	ADCB Finance Cayman Ltd.	2.500%	3/6/18	200	202
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	429
	ADCB Islamic Finance Cayman Ltd.	4.071%	11/22/16	200	212
	AHB Sukuk Co.	3.267%	10/8/18	200	207
	DEWA Sukuk 2013 Ltd.	3.000%	3/5/18	300	307
[1,2] Dolphin Energy Ltd.		5.888%	6/15/19	62	69
2	Dolphin Energy Ltd.	5.500%	12/15/21	420	474
2	DP World Ltd.	6.850%	7/2/37	500	560
2	DP World Sukuk Ltd.	6.250%	7/2/17	670	739
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	239
2	Dubai Electricity & Water Authority	6.375%	10/21/16	100	111
2	Dubai Electricity & Water Authority	7.375%	10/21/20	450	549
2	Emirate of Abu Dhabi	6.750%	4/8/19	525	638
	Emirate of Dubai	6.700%	10/5/15	200	213
	Emirate of Dubai	4.900%	5/2/17	200	219
	Emirate of Dubai	7.750%	10/5/20	100	125
	Emirate of Dubai	3.875%	1/30/23	200	198
	Emirate of Dubai	5.250%	1/30/43	200	186
	Emirates Airline	5.125%	6/8/16	300	315
[1,2] Emirates Airline		4.500%	2/6/25	360	357
	Emirates NBD PJSC	4.625%	3/28/17	625	661
2	IPIC GMTN Ltd.	3.125%	11/15/15	100	103
	IPIC GMTN Ltd.	1.750%	11/30/15	450	455
2	IPIC GMTN Ltd.	3.750%	3/1/17	445	472
2	IPIC GMTN Ltd.	5.000%	11/15/20	500	555
2	IPIC GMTN Ltd.	5.500%	3/1/22	510	583
2	IPIC GMTN Ltd.	6.875%	11/1/41	200	264
	Jafz Sukuk Ltd.	7.000%	6/19/19	200	230
2	MDC-GMTN B.V.	3.750%	4/20/16	200	209
2	MDC-GMTN B.V.	7.625%	5/6/19	200	251
2	MDC-GMTN B.V.	5.500%	4/20/21	200	231
2	MDC-GMTN B.V.	3.250%	4/28/22	200	201
	National Bank of Abu Dhabi PJSC	3.250%	3/27/17	200	209
	National Bank of Abu Dhabi PJSC	3.000%	8/13/19	200	204
	RAK Capital	3.297%	10/21/18	200	208
1	Ruwais Power Co. PJSC	6.000%	8/31/36	200	223
	Union National Bank PJSC	3.875%	11/10/16	200	210
[1,2] Waha Aerospace BV		3.925%	7/28/20	288	305

Total United Arab Emirates (Cost $14,746)					15,048
United States (0.0%)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Note/Bond	5.500%	8/15/28	5	7
	United States Treasury Note/Bond	3.750%	8/15/41	5	5
Total United States (Cost $11)					12
Uruguay (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
1	Oriental Republic of Uruguay	8.000%	11/18/22	375	486
1	Oriental Republic of Uruguay	4.500%	8/14/24	596	628
	Oriental Republic of Uruguay	7.875%	1/15/33	250	336
1	Oriental Republic of Uruguay	7.625%	3/21/36	150	199
1	Oriental Republic of Uruguay	4.125%	11/20/45	350	304
1	Oriental Republic of Uruguay	5.100%	6/18/50	600	592
Total Uruguay (Cost $2,458)					2,545
Venezuela (5.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.2%)
	Bolivarian Republic of Venezuela	5.750%	2/26/16	490	462
	Bolivarian Republic of Venezuela	13.625%	8/15/18	300	323
	Bolivarian Republic of Venezuela	7.000%	12/1/18	250	214
	Bolivarian Republic of Venezuela	7.750%	10/13/19	700	599
	Bolivarian Republic of Venezuela	6.000%	12/9/20	400	302
1	Bolivarian Republic of Venezuela	12.750%	8/23/22	875	888
	Bolivarian Republic of Venezuela	9.000%	5/7/23	825	694
	Bolivarian Republic of Venezuela	8.250%	10/13/24	634	496
	Bolivarian Republic of Venezuela	7.650%	4/21/25	450	340
	Bolivarian Republic of Venezuela	11.750%	10/21/26	975	929
	Bolivarian Republic of Venezuela	9.250%	9/15/27	1,225	1,041
	Bolivarian Republic of Venezuela	9.250%	5/7/28	540	443
1	Bolivarian Republic of Venezuela	11.950%	8/5/31	1,335	1,270
	Bolivarian Republic of Venezuela	9.375%	1/13/34	450	369
	Bolivarian Republic of Venezuela	7.000%	3/31/38	550	380
	Petroleos de Venezuela SA	5.250%	4/12/17	950	800
1	Petroleos de Venezuela SA	8.500%	11/2/17	1,726	1,610
1	Petroleos de Venezuela SA	9.000%	11/17/21	938	797
1	Petroleos de Venezuela SA	12.750%	2/17/22	905	916
1	Petroleos de Venezuela SA	6.000%	11/15/26	1,697	1,052
	Petroleos de Venezuela SA	5.375%	4/12/27	750	453
1	Petroleos de Venezuela SA	9.750%	5/17/35	875	707
	Petroleos de Venezuela SA	5.500%	4/12/37	400	231
Total Venezuela (Cost $14,874)					15,316
Vietnam (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Socialist Republic of Vietnam	6.875%	1/15/16	100	107
	Socialist Republic of Vietnam	6.750%	1/29/20	374	424
Total Vietnam (Cost $513)					531
Zambia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Republic of Zambia	5.375%	9/20/22	200	192
2	Republic of Zambia	8.500%	4/14/24	450	510
Total Zambia (Cost $662)					702
Temporary Cash Investments (1.7%)

Time Deposits (0.2%)
United States Dollar Time Deposits	0.030%	8/1/14	512	512

			Shares
Money Market Fund (1.5%)
[13] Vanguard Market Liquidity Fund	0.118%		4,492,962	4,493
Total Temporary Cash Instruments (Cost $5,005)				5,005
Total Investments (100.0%) (Cost $289,248)				295,773
Other Assets and Liabilities-Net (0.0%)				(111)
Net Assets (100%)				295,662

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $52,612,000, representing 17.8% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2014.
4 Adjustable-rate security.
5 Guaranteed by the Republic of Hungary
6 Guaranteed by the Federation of Malaysia.
7 Guaranteed by the Government of Mongolia.
8 Guaranteed by the Republic of Mozambique.
9 Guaranteed by the Republic of the Philippines
10 Guaranteed by the State of Qatar.
11 Guaranteed by the Republic of Turkey
12 Guaranteed by the Government of the Ukraine
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Emerging Markets Government Bond Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	202	—
U.S. Government and Agency Obligations	—	12	—
Sovereign Bonds	—	290,554	—
Temporary Cash Investments	4,493	512	—
Total	4,493	291,280	—

C. At July 31, 2014, the cost of investment securities for tax purposes was $289,248,000. Net unrealized appreciation of investment securities for tax purposes was $6,525,000, consisting of unrealized gains of $8,542,000 on securities that had risen in value since their purchase and $2,017,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (5.6%)
Telstra Corp. Ltd.	1,031,323	5,230
Transurban Group	623,726	4,479
Wesfarmers Ltd.	106,728	4,322
BWP Trust	815,538	1,931
Tatts Group Ltd.	458,140	1,504
DUET Group	611,959	1,365
Woodside Petroleum Ltd.	32,208	1,264
ASX Ltd.	31,578	1,055
Abacus Property Group	326,832	782
Charter Hall Retail REIT	191,055	708
AGL Energy Ltd.	19,970	272
Amcom Telecommunications Ltd.	95,223	180
Sonic Healthcare Ltd.	9,359	157
Invocare Ltd.	6,500	63
		23,312
Belgium (0.9%)
Sofina SA	13,289	1,498
Elia System Operator SA	23,212	1,130
Cofinimmo	4,692	582
UCB SA	2,802	257
Colruyt SA	800	39
bpost SA	789	20
		3,526
Brazil (1.7%)
Embraer SA ADR	71,400	2,716
Ultrapar Participacoes SA ADR	75,500	1,728
Telefonica Brasil SA ADR	48,400	975
CPFL Energia SA ADR	52,300	917
BRF SA ADR	28,700	703
Cia Brasileira de Distribuicao ADR	3,200	155
		7,194
Canada (7.4%)
BCE Inc.	136,800	6,195
^ Emera Inc.	123,750	3,826
Toronto-Dominion Bank	55,100	2,881
TransCanada Corp.	56,700	2,844
Fortis Inc.	90,900	2,797
Manitoba Telecom Services Inc.	90,200	2,596
Tim Hortons Inc.	25,200	1,408
Aimia Inc.	78,000	1,371
^ Cineplex Inc.	38,200	1,366
^ Veresen Inc.	62,800	1,067
^ Corus Entertainment Inc. Class B	43,600	964
^ Parkland Fuel Corp.	46,800	884
Shaw Communications Inc. Class B	34,500	845
Gibson Energy Inc.	17,900	549
Loblaw Cos. Ltd.	7,900	389

Bonterra Energy Corp.	5,000	277
^ Extendicare Inc.	29,800	204
George Weston Ltd.	2,000	161
RONA Inc.	13,000	144
National Bank of Canada	1,800	81
Calloway REIT	2,000	48
		30,897
Chile (0.3%)
Cia Cervecerias Unidas SA ADR	29,000	654
Enersis SA ADR	33,700	568
Banco Santander Chile ADR	100	3
		1,225
China (0.7%)
China Mobile Ltd. ADR	56,700	3,090

Denmark (1.1%)
TDC A/S	234,302	2,364
* William Demant Holding A/S	11,062	962
Tryg A/S	4,413	444
ALK-Abello A/S	2,012	289
Matas A/S	7,170	182
* Topdanmark A/S	4,343	134
		4,375
France (0.4%)
BioMerieux	7,524	783
Sodexo	5,000	497
Orpea	2,015	132
Ipsen SA	2,520	112
		1,524
Germany (2.4%)
Fielmann AG	23,476	2,964
Rhoen Klinikum AG	94,714	2,937
Fresenius Medical Care AG & Co. KGaA	37,230	2,581
Fresenius SE & Co. KGaA	7,558	1,130
Celesio AG	7,750	265
		9,877
Hong Kong (5.4%)
CLP Holdings Ltd.	620,500	5,162
Yuexiu REIT	6,296,000	3,096
Tingyi Cayman Islands Holding Corp.	900,000	2,548
Chow Tai Fook Jewellery Group Ltd.	1,427,600	2,071
Hopewell Highway Infrastructure Ltd.	3,210,500	1,652
Hang Seng Bank Ltd.	93,500	1,584
Television Broadcasts Ltd.	207,300	1,342
Uni-President China Holdings Ltd.	1,199,000	984
Towngas China Co. Ltd.	763,000	879
VTech Holdings Ltd.	56,600	700
Sun Art Retail Group Ltd.	378,250	471
TCC International Holdings Ltd.	922,000	426
* Microport Scientific Corp.	492,000	295
* Semiconductor Manufacturing International Corp.	3,027,000	278
Huabao International Holdings Ltd.	375,000	272
Road King Infrastructure Ltd.	201,000	188

Prosperity REIT	547,000	185
Chow Sang Sang Holdings International Ltd.	20,000	52
APT Satellite Holdings Ltd.	30,000	44
Parkson Retail Group Ltd.	140,000	42
China Travel International Investment Hong Kong Ltd.	150,000	36
Hopewell Holdings Ltd.	10,000	35
		22,342
India (1.9%)
* Dr Reddy's Laboratories Ltd. ADR	105,700	4,730
Infosys Ltd. ADR	40,100	2,198
Axis Bank Ltd. GDR	16,945	539
HDFC Bank Ltd. ADR	5,000	237
Wipro Ltd. ADR	14,100	163
		7,867
Israel (0.5%)
Paz Oil Co. Ltd.	5,690	914
Cellcom Israel Ltd. (Registered)	28,069	346
Ituran Location and Control Ltd.	11,095	258
Delek Automotive Systems Ltd.	19,918	208
* Bank Leumi Le-Israel BM	38,674	152
Reit 1 Ltd.	41,599	111
Bezeq The Israeli Telecommunication Corp. Ltd.	36,008	67
		2,056
Italy (1.0%)
Parmalat SPA	1,249,262	4,129

Japan (4.3%)
Kagome Co. Ltd.	225,700	3,779
MOS Food Services Inc.	59,400	1,282
Kappa Create Holdings Co. Ltd.	94,500	1,039
Studio Alice Co. Ltd.	61,900	865
TonenGeneral Sekiyu KK	94,000	821
^ Ringer Hut Co. Ltd.	44,500	729
Earth Chemical Co. Ltd.	18,600	720
Fujiya Co. Ltd.	368,000	706
Kisoji Co. Ltd.	32,100	625
Matsuya Foods Co. Ltd.	31,600	584
Aozora Bank Ltd.	170,000	578
Senshukai Co. Ltd.	62,500	527
Daiichi Sankyo Co. Ltd.	26,600	484
Key Coffee Inc.	29,700	472
Sakata Seed Corp.	33,300	451
^ Keiyo Co. Ltd.	91,000	434
Nitto Kohki Co. Ltd.	18,200	365
Atom Corp.	58,100	337
Kasumi Co. Ltd.	42,200	328
Sagami Chain Co. Ltd.	32,000	305
Morinaga & Co. Ltd.	128,000	271
Kourakuen Corp.	19,000	252
Rock Field Co. Ltd.	13,500	247
ST Corp.	25,200	245
Daisyo Corp.	18,000	243
Mitsubishi Tanabe Pharma Corp.	16,700	243

Hioki EE Corp.	11,600	207
Saizeriya Co. Ltd.	13,500	181
Taisei Lamick Co. Ltd.	5,800	150
Itochu-Shokuhin Co. Ltd.	4,100	143
Kyoto Kimono Yuzen Co. Ltd.	13,300	131
Zensho Holdings Co. Ltd.	10,000	100
Kohnan Shoji Co. Ltd.	6,000	62
Meiko Network Japan Co. Ltd.	3,500	45
Dunlop Sports Co. Ltd.	2,000	23
		17,974
Mexico (1.0%)
Grupo Aeroportuario del Pacifico SAB de CV ADR	57,700	3,885
Grupo Televisa SAB ADR	4,700	167
		4,052
Netherlands (1.5%)
Reed Elsevier NV	145,396	3,273
Wolters Kluwer NV	92,679	2,568
* AMG Advanced Metallurgical Group NV	19,113	186
Wereldhave NV	1,955	174
Nutreco NV	1,180	50
		6,251
Norway (0.7%)
Statoil ASA	68,437	1,956
Norsk Hydro ASA	76,380	453
Marine Harvest ASA	13,045	177
Orkla ASA	19,014	172
		2,758
Russia (0.9%)
MMC Norilsk Nickel OJSC ADR	109,760	2,147
Surgutneftegas OAO ADR	218,525	1,513
Rosneft OAO GDR	9,732	60
MMC Norilsk Nickel OJSC ADR	3,000	59
		3,779
Singapore (1.1%)
Singapore Airlines Ltd.	239,000	1,973
DBS Group Holdings Ltd.	116,000	1,690
Singapore Post Ltd.	390,000	548
StarHub Ltd.	68,000	232
Religare Health Trust	249,000	184
Fortune REIT	63,000	60
Singapore Telecommunications Ltd.	14,000	45
OUE Hospitality Trust	29,000	21
Keppel Corp. Ltd.	1,000	9
		4,762
South Africa (0.3%)
* AngloGold Ashanti Ltd. ADR	65,300	1,122

South Korea (3.3%)
S-Oil Corp.	57,862	3,093
Bukwang Pharmaceutical Co. Ltd.	95,991	1,559
Yuhan Corp.	8,929	1,530
* Asiana Airlines Inc.	290,401	1,318

Hankook Tire Worldwide Co. Ltd.	50,129	1,102
Hyundai Greenfood Co. Ltd.	63,501	1,023
Kwang Dong Pharmaceutical Co. Ltd.	74,819	694
Macquarie Korea Infrastructure Fund	106,880	686
Hyundai Marine & Fire Insurance Co. Ltd.	18,750	554
Green Cross Holdings Corp.	23,940	361
POSCO Chemtech Co. Ltd.	2,217	316
LG Uplus Corp.	33,177	305
Samsung Techwin Co. Ltd.	4,700	220
Woori Investment & Securities Co. Ltd.	19,460	212
Hotel Shilla Co. Ltd.	1,800	192
MegaStudy Co. Ltd.	3,000	175
* SK Securities Co. Ltd.	173,500	173
Ilyang Pharmaceutical Co. Ltd.	5,685	131
Sindoh Co. Ltd.	1,667	116
		13,760
Spain (0.3%)
* Inditex SA	20,145	588
Viscofan SA	8,941	501
		1,089
Sweden (0.1%)
Axfood AB	11,163	569

Switzerland (2.8%)
Kaba Holding AG Class B	5,720	2,768
Novartis AG	26,699	2,323
Swisscom AG	2,938	1,631
Allreal Holding AG	9,242	1,266
Alpiq Holding AG	10,599	1,112
Siegfried Holding AG	5,310	927
Novartis AG ADR	9,400	817
Lindt & Spruengli AG	106	551
Helvetia Holding AG	218	106
		11,501
Taiwan (2.6%)
^ Chunghwa Telecom Co. Ltd. ADR	190,500	5,764
United Microelectronics Corp. ADR	988,900	2,166
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	90,900	1,818
Siliconware Precision Industries Co. ADR	181,300	1,206
		10,954
United Kingdom (6.5%)
British American Tobacco plc	86,820	5,086
National Grid plc	356,213	5,074
Next plc	37,538	4,284
GlaxoSmithKline plc	113,376	2,732
DCC plc	42,162	2,405
Reed Elsevier plc	105,062	1,689
UK Commercial Property Trust Ltd.	946,030	1,306
F&C Commercial Property Trust Ltd.	537,029	1,106
Premier Oil plc	130,074	705
* Compass Group plc	36,815	600
Ultra Electronics Holdings plc	17,786	530
* BTG plc	41,765	426

BP plc	50,000	407
Inmarsat plc	30,220	371
BAE Systems plc	28,527	205
Randgold Resources Ltd.	1,598	138
Intu Properties plc	10,240	57
		27,121
United States (44.6%)
Consumer Discretionary (3.5%)
McDonald's Corp.	35,400	3,348
Hasbro Inc.	64,000	3,198
John Wiley & Sons Inc. Class A	30,300	1,821
Churchill Downs Inc.	17,600	1,522
Service Corp. International	50,400	1,058
Matthews International Corp. Class A	22,400	974
Home Depot Inc.	11,700	946
* Tumi Holdings Inc.	27,800	586
* Madison Square Garden Co. Class A	8,500	504
HSN Inc.	7,500	419
		14,376
Consumer Staples (6.1%)
Clorox Co.	63,800	5,542
Church & Dwight Co. Inc.	85,400	5,481
2 Altria Group Inc.	120,500	4,892
Procter & Gamble Co.	26,750	2,068
3 Wal-Mart Stores Inc.	25,350	1,865
Philip Morris International Inc.	20,500	1,681
Coca-Cola Co.	34,200	1,344
J&J Snack Foods Corp.	13,100	1,180
Reynolds American Inc.	16,200	905
Energizer Holdings Inc.	3,700	425
Kimberly-Clark Corp.	400	42
		25,425
Energy (2.0%)
Chevron Corp.	21,400	2,766
Cosan Ltd.	221,600	2,674
Exxon Mobil Corp.	17,900	1,771
World Fuel Services Corp.	21,600	928
		8,139
Financials (10.9%)
3 Hudson Pacific Properties Inc.	210,500	5,389
Capitol Federal Financial Inc.	455,900	5,334
* Markel Corp.	8,300	5,246
Colony Financial Inc.	225,000	4,984
Starwood Property Trust Inc.	136,100	3,212
Home Loan Servicing Solutions Ltd.	142,600	3,052
Oritani Financial Corp.	199,700	2,956
* TFS Financial Corp.	175,700	2,368
Marsh & McLennan Cos. Inc.	38,000	1,929
* Beneficial Mutual Bancorp Inc.	122,900	1,608
WP Carey Inc.	22,200	1,459
Capstead Mortgage Corp.	104,600	1,343
Urstadt Biddle Properties Inc. Class A	47,000	963
Post Properties Inc.	17,300	938

Investors Real Estate Trust	82,500	703
Crown Castle International Corp.	8,800	653
Brookline Bancorp Inc.	68,100	615
Northwest Bancshares Inc.	41,800	518
Two Harbors Investment Corp.	49,000	501
Acadia Realty Trust	15,600	440
Dime Community Bancshares Inc.	25,000	378
Universal Health Realty Income Trust	8,800	370
Safety Insurance Group Inc.	6,600	330
Retail Properties of America Inc.	8,200	123
HCC Insurance Holdings Inc.	100	5
		45,417
Health Care (7.0%)
* Henry Schein Inc.	51,900	6,033
Johnson & Johnson	37,500	3,753
Zoetis Inc.	94,000	3,094
Patterson Cos. Inc.	79,000	3,082
AmerisourceBergen Corp. Class A	38,100	2,930
Merck & Co. Inc.	42,200	2,395
* MEDNAX Inc.	34,400	2,036
Omnicare Inc.	31,700	1,981
* Magellan Health Inc.	20,400	1,175
Landauer Inc.	23,800	1,027
Owens & Minor Inc.	16,300	539
Chemed Corp.	5,200	530
* ICU Medical Inc.	2,900	169
* Haemonetics Corp.	4,700	167
* LHC Group Inc.	7,000	164
		29,075
Industrials (6.1%)
Covanta Holding Corp.	269,000	5,493
United Parcel Service Inc. Class B	50,400	4,893
Rollins Inc.	153,400	4,343
General Dynamics Corp.	24,600	2,873
3M Co.	16,300	2,297
^ National Presto Industries Inc.	24,000	1,538
Danaher Corp.	20,100	1,485
Carlisle Cos. Inc.	15,700	1,256
* Stericycle Inc.	4,900	577
Illinois Tool Works Inc.	4,700	387
		25,142
Information Technology (6.2%)
Amdocs Ltd.	112,300	5,092
Jack Henry & Associates Inc.	77,200	4,505
Motorola Solutions Inc.	48,800	3,108
QUALCOMM Inc.	37,900	2,793
Paychex Inc.	57,800	2,370
* VeriSign Inc.	39,800	2,151
* CACI International Inc. Class A	24,600	1,697
Amphenol Corp. Class A	12,100	1,164
FactSet Research Systems Inc.	8,900	1,069
* InterXion Holding NV	31,200	849
Intuit Inc.	7,300	598

Comtech Telecommunications Corp.		6,500	220
			25,616
Materials (1.0%)
Sigma-Aldrich Corp.		21,400	2,149
Compass Minerals International Inc.		12,200	1,049
Silgan Holdings Inc.		14,800	729
AptarGroup Inc.		4,200	257
			4,184
Utilities (1.8%)
Empire District Electric Co.		97,500	2,390
3 Southern Co.		54,500	2,359
NorthWestern Corp.		27,300	1,262
Northeast Utilities		24,000	1,053
Duke Energy Corp.		7,800	563
Vectren Corp.		1,200	46
Portland General Electric Co.		700	22
			7,695
			185,069
Total Common Stocks (Cost $399,310)			412,175
	Coupon
Temporary Cash Investment (3.6%)[1]
Money Market Fund (3.6%)
[4,5] Vanguard Market Liquidity Fund (Cost
$14,831)	0.118%	14,831,385	14,831

Total Investments (102.9%) (Cost $414,141)			427,006
Other Assets and Liabilities-Net (-2.9%)[5]			(12,140)
Net Assets (100%)			414,866

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,594,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 3.4%, respectively, of net assets.
2 Securities with a value of $374,000 have been segregated as collateral for open forward currency contracts.
3 Securities with a value of $408,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $14,831,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3

Investments	($000)	($000)	($000)
Common Stocks—International	66,738	160,195	173
Common Stocks—United States	185,069	—	—
Temporary Cash Investments	14,831	—	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Forward Currency Contracts—Assets	—	1,539	—
Forward Currency Contracts—Liabilities	—	(214)	—
Total	266,622	161,520	173
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2014	10	417	17
E-mini S&P 500 Index	September 2014	2	192	(4)
Mini MSCI Emerging Markets Index	September 2014	2	105	2
				15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Credit Suisse International	9/3/14	CAD	2,065	USD	1,922	(29)
BNP Paribas	9/2/14	USD	31,720	EUR	23,426	348
BNP Paribas	9/3/14	USD	28,430	CAD	30,959	60
BNP Paribas	9/2/14	USD	27,636	GBP	16,471	(165)
BNP Paribas	9/2/14	USD	21,725	AUD	23,240	179
BNP Paribas	9/2/14	USD	16,759	JPY	1,707,912	152
BNP Paribas	9/2/14	USD	13,034	KRW	13,323,242	95
BNP Paribas	9/2/14	USD	11,305	TWD	338,687	9
BNP Paribas	9/2/14	USD	11,025	CHF	9,912	115
BNP Paribas	9/2/14	USD	7,586	INR	455,486	120
BNP Paribas	9/2/14	USD	7,100	BRL	16,186	37
Goldman Sachs International	9/3/14	USD	4,246	CAD	4,579	50
BNP Paribas	9/2/14	USD	3,854	MXN	50,429	48
BNP Paribas	9/2/14	USD	3,833	RUB	134,221	109
BNP Paribas	9/2/14	USD	2,743	NOK	16,486	124
BNP Paribas	9/2/14	USD	1,931	ILS	6,680	(19)
Credit Suisse International	9/2/14	USD	1,281	JPY	130,041	17
BNP Paribas	9/2/14	USD	1,202	CLP	672,260	31
BNP Paribas	9/2/14	USD	1,102	ZAR	11,890	(1)
Goldman Sachs International	9/2/14	USD	1,070	AUD	1,140	13
Goldman Sachs International	9/2/14	USD	973	TWD	29,128	1
Credit Suisse International	9/2/14	USD	689	CHF	614	13
BNP Paribas	9/2/14	USD	609	SEK	4,078	18
						1,325
AUD—Australian dollar.

BRL—Brazilian real.

CAD—Canadian dollar.

CHF—Swiss franc.

CLP—Chilean peso.

EUR—Euro.

GBP—British pound.

ILS—Israeli shekel.

INR—Indian rupee.

JPY—Japanese yen.

KRW—Korean won.

MXN—Mexican peso.

NOK—Norwegian krone.

RUB—Russian ruble.

SEK—Swedish krona.

TWD—Taiwanese dollar.

USD—U.S. dollar.

ZAR—South African rand.

E. At July 31, 2014, the cost of investment securities for tax purposes was $414,141,000. Net unrealized appreciation of investment securities for tax purposes was $12,865,000, consisting of unrealized gains of $21,027,000 on securities that had risen in value since their purchase and $8,162,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 18, 2014
VANGUARD WHITEHALL FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 18, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.